       As filed with the Securities and Exchange Commission on December 22, 2008

                                            1933 Act Registration No. 033-70742

                                            1940 Act Registration No. 811-08090
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 51 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 53 /X/

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                         Robert A. Robertson, Esquire
                                  Dechert, LLP
                              4675 MacArthur Court
                                   Suite 1400
                            Newport Beach, CA 92660

                          Fiscal Year-end: December 31

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b)

/ /  on {EFFECTIVE DATE FOR FACING SHEET}, pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)

/ /  on _______________ pursuant to paragraph (a)(1)

/X/  75 days after filing pursuant to paragraph (a)(2)

/ /  on _______________ pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion Dated December 22, 2008

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell nor does it seek an offer to buy these securities in any state where the offer or sale is not permitted.

                Lincoln Variable Insurance Products Trust

                     LVIP Delaware Foundation (Reg. TM) Funds:
                     LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund
                     LVIP Delaware Foundation (Reg. TM) Moderate Allocation
                     Fund
                     LVIP Delaware Foundation (Reg. TM) Aggressive Allocation
                     Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802
                Prospectus April 30, 2009

Each fund is a series of the Lincoln Variable lnsurance Products Trust (referred to as "fund") that sells its shares directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (Lincoln Life). Lincoln Life holds the shares in its separate accounts to support variable annuity contracts and variable life contracts (contracts). We refer to a separate account as a variable account. Each variable account has its own prospectus that describes the account and the contracts it supports. You choose the fund or funds in which a variable account invests your contract assets. In effect, you invest indirectly in the fund(s) that you choose under the contract. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview -
LVIP Delaware Foundation (Reg. TM) Funds
LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund
LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund

What are the funds' goals and main investment strategies?

The LVIP Delaware Foundation (Reg. TM) Conservative (formerly LVIP Delaware Managed Fund), Moderate (formerly Delaware VIP Balanced Series), and Aggressive (formerly LVIP UBS Global Asset Allocation Fund) Allocation Funds (each a Foundation Fund) are "target risk funds", which base their asset allocation around a specified level of risk with corresponding variations of income and growth potential.

The investment objectives of the Foundation Funds are as follows:

Fund                                                         Investment Objective
------------------------------------------------------------ -------------------------------------------------------------------
LVIP Delaware Foundation (Reg. TM) Conservative Allocation   Seeks a combination of current income and preservation of capital with capital
Fund                                                         appreciation.
LVIP Delaware Foundation (Reg. TM) Moderate Allocation       Seeks capital appreciation with current income as a secondary objective.
Fund
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation     Seeks long-term capital growth.
Fund

The investment objectives of the Foundation Funds are non-fundamental and may be changed without shareholder approval. Each Foundation Fund is "non-diversified" as defined in the Investment Company Act of 1940.

From the most conservative (LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund) to the moderate (LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund) to the most aggressive (LVIP Foundation (Reg. TM) Delaware Aggressive Allocation Fund), each Foundation Fund invests in a diversified portfolio of securities of different asset classes and investment styles as it strives to attain its objective(s). By allocating the investments across several different asset classes and investment styles, the Foundation Funds offer broad diversification while seeking to produce the desired risk/return profile.

The following table shows the target percentages of the Foundation Fund's net assets that the fund expects to invest in each asset class and investment style of underlying securities. Allocations for each asset class may vary from the target percentages within allowable ranges set for each Foundation Fund. Additional information on the allowable ranges for each Foundation Fund and asset class may be found in the Statement of Additional Information.

                              Foundation Funds Target Allocation
                             -------------------------------------
Asset Class                   Conservative   Moderate   Aggressive
---------------------------- -------------- ---------- -----------
  U.S. Equity...............       20%           30%        40%
  International Equity......       15%         22.5%        30%
  Emerging Markets..........        5%          7.5%        10%
  Global Real Estate........        0%            0%         0%
  Bonds.....................       58%           38%        18%
  Cash Equivalents..........        2%            2%         2%

An active allocation approach is used when selecting investments for the Foundation Funds. In setting the asset allocation strategy for the Foundation Funds, the sub-adviser focuses on three key factors:
  o the returns and risk associated with different asset classes;
  o the correlation between different asset classes (their tendency to move up or down together); and
  o the evolution of the global opportunity set, in the form of absolute and relative changes in the investable universe over time.

This information is used to determine how much of each Foundation Fund will be allocated to each asset class. The appropriate investment styles are then selected for each asset class. The investment styles within each asset class is listed below along with its investment strategies:

U.S. EQUITY ASSET CLASS

U.S. Large Cap Core

The large cap core investment sleeve (style) employs a bottom-up security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. When constructing the portfolio, the manager applies controls to ensure that the sleeve (style) has acceptable risk characteristics. The large cap core investment sleeve will generally invest primarily in common stock of companies with market capitalizations of at least $2 billion at the time of purchase.

U.S. Mid and Large Cap Growth

The mid and large cap growth investment sleeve (style) invests primarily in common stocks, generally in medium and large-size companies. Using a bottom up approach, the manager looks for companies that are believed to 1) have large-end market potential, dominant business models, and strong free cash flow generation; 2) demonstrate operational efficiencies; 3) have planned well for capital allocation; and 4) have governance policies that tend to be favorable to shareholders. A diversified portfolio representing a number of different industries is maintained.

U.S. Large Cap Value

The large cap value investment sleeve (style) invests primarily in securities of large-capitalization companies that are believed to have long-term capital appreciation potential. A value-oriented investment philosophy is followed in selecting stocks for the portfolio using a research-intensive approach that considers factors such as 1) a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company; 2) favorable earnings prospects and dividend yield potential; 3) the financial condition of the issuer; and 4) various qualitative factors.

U.S. Small Cap Core

Stocks of small companies are identified that are believed offer above average opportunities for long-term appreciation based on 1) attractive valuations; 2) growth prospects; and strong cash flow. The small cap core investment sleeve (style) employs a bottom-up security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. When constructing the portfolio, the manager applies controls to ensure that the sleeve (style) has acceptable risk characteristics.


INTERNATIONAL EQUITY ASSET CLASS

International Value Equity

The international value investment sleeve (style) uses a value strategy, investing in equity securities which provide the potential for capital appreciation. The investment team uses an approach that combines quantitative, valuation-based screening at the early stages followed by a comprehensive company and industry specific research. The portfolio may purchase securities in any foreign country, developed or emerging and seeks companies that are believed will perform well over the next three to five years.

International Growth

The international growth investment sleeve (style) uses a growth strategy and may purchase securities in any foreign, developed or emerging country. Investments in exchange traded funds may be purchased. Alternatively, research identifying the securities of individual companies or market sectors believed to be attractive investments for the portfolio may also be purchased.

EMERGING MARKETS ASSET CLASS

Emerging Markets

Investments for the emerging markets sleeve (style) will be made in emerging countries that the manger considers to be developing strongly and where markets are more sophisticated. Particular emphasis will be placed on such factors as political reform, economic deregulation, and liberalized trade policy and using a disciplined valuation process, the manager additionally focuses on investments believed to be trading at a discount to intrinsic value.

GLOBAL REAL ESTATE ASSET CLASS

Global Real Estate Securities

The global real estate securities sleeve (style) invests in securities issued by U.S. and non-U.S. companies in the real estate and real estate related sectors. Assets will be allocated among companies in various regions and countries throughout the world, including the U.S. and developed, developing and emerging market non-U.S. countries. The portfolio's investment strategy is based on both a top-down and bottom-up assessment of countries and specific markets. A company's financials, cash flow, dividend growth rates, and management strategy is also evaluated in selecting the portfolio's investments.


FIXED INCOME (BONDS) ASSET CLASS

Diversified Fixed Income

The fixed income investment sleeve (style) allocates its investments principally among the U.S. Investment Grade, U.S. High Yield, International Developed Markets, and Emerging Markets sectors. Assets allocated to the investment grade sector will invest principally in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. Assets allocated to the domestic high yield sector will be primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. Assets allocated to the international developed markets sector will be primarily in fixed income securities of issuers organized or having a majority of their operating income in international developed markets. Assets allocated to the emerging markets sector may be made in securities of issuers in any foreign country, developed and underdeveloped. Securities in the international developed markets sector and the emerging markets sector may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to each Foundation Fund. Delaware Management Company manages the day-to-day investment activities of the Foundation Funds. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the funds?

The Foundation Fund's investment strategy is to vary the amount invested among the asset classes of securities. Therefore, the value of the fund's shares held under your contract depends on:
  o the performance of each asset class and sub-class (where applicable); and
  o the amount of the fund's total assets invested in each asset class and sub-class (where applicable).

Accordingly, the value of the fund's shares may be negatively affected if:
  o the securities in one of the fund's asset classes or sub-classes do not perform as well as securities in the other asset classes or sub-class;
  o the fund invests large amounts in an asset class or sub-class that does not perform as well as the other asset classes or sub-class and
  o when selecting asset classes and sub-classes of investment, poor timing causes the fund to suffer losses or miss gains generated in a specific asset class or sub-class.

Since the Foundation Funds are non-diversified, and, as a result may invest a greater portion of their assets in a particular issuer than a diversified fund, the fund's value may decrease because of a single investment or a small number of investments.

Asset allocation risk is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Additionally, each asset class of investment involves specific risks. To the extent a Foundation Fund invests a greater percentage of its assets in asset classes that invest primarily in equity investments (such as, for example, LVIP Foundation (Reg. TM) Delaware Aggressive Allocation Fund), it will be more susceptible to the risks associated with equity investments. Likewise, to the extent a Foundation Fund invests a greater percentage of its assets in fixed income investments (bonds) (such as, for example, LVIP Foundation (Reg. TM) Delaware Conservative Allocation Fund), it will be more susceptible to the risks associated with fixed income investments. As a general matter, the equity (stock) asset class involves more risk than the fixed income asset class. Funds that invest to a greater degree in fixed income investments, therefore, typically offer reduced risk and price volatility, but forgo some potential returns.

Equity Investments. For investment styles allocated to equity, the primary risk is that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Some of the investment styles may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Some of the asset classes or investment styles may invest in foreign securities, which involve additional risks. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Fixed Income Investments (Bonds). For investment styles allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Foreign Investments (Equity or Bonds). Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money. All of the risk of investing in foreign securities are heightened when investing in emerging market countries.

Additionally, Investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

How have the funds performed?

The following bar charts and table provide some indication of the risks of choosing to invest your contract assets in the funds' Service Class. The information shows: (a) Service Class performance for one year; and (b) how the Service Class' average annual returns for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the funds is not necessarily an indication of how the funds will perform in the future. Further, the returns do not reflect variable contract expenses. If reflected, the returns would be lower.

        LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund



During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter
                                       of at:

The fund's lowest return for a quarter occurred in the second quarter of

[CHART]
Annual Total Return
2006                2007
                    Average
                    -------
                    Annual
                    -------
                    Total
                    -------
                    Returns
                    -------



                                                                               For periods ended 12/31/08
                                                                             -------------------------------
                                                                     1 year   5 years   10 years   Lifetime*
                                                                    -------- --------- ---------- ----------
        LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund      N/A
                                 Lehman Brothers U.S. Aggregate Index**      N/A
                                                   Russell 1000 Index**
                                                  Russell 2000 Index***      N/A
                                      Citigroup 90-Day T-Bill Index****      N/A

                                                                            * .
** Effective April 30, 2009, the performance benchmark of the fund has changed from the to the .

                                                                          *** .
                                                                      **** .

          LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter
                                       of 2006 at: 5.86%.

The fund's lowest return for a quarter occurred in the second quarter of 2006 at: (1.74%).

[CHART]
Annual Total Return
2006                2007

                    ----
%                   %



                                                                           For periods ended 12/31/08
                                                                         -------------------------------
                                                                 1 year   5 years   10 years   Lifetime*
                                                                -------- --------- ---------- ----------
         LVIP Delaware Foundation (Reg. TM) Moderate Allocation % nd     N/A                  %
     Index**                                                    %        N/A                  %
     S&P 500 Index***                                           %        N/A                  %
       Lehman Brothers U.S. Aggregate Index****                 %        N/A                  %

                                                                             *
**Effective May 1, 2009, the performance benchmark of the fund has changed from the to .

***
The S&P 500 Index is a broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stock.

**** Lehman Brothers U.S. Aggregate Index is composed of securities from
   Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset Backed Securities Index.

         LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund



During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter
                                       of 2006 at: 8.55%.

The fund's lowest return for a quarter occurred in the second quarter of 2006 at: (3.02%).

Annual Total Return
2006                2007

                    ----
%                   %



                                                                             For periods ended 12/31/07
                                                                           -------------------------------
                                                                   1 year   5 years   10 years   Lifetime*
                                                                  -------- --------- ---------- ----------
         LVIP Delaware Foundation (Reg. TM) Aggressive Allocation % nd     N/A                  %
     Russell 3000 Index**                                         %        N/A                  %
     MSCI World Index***                                          %        N/A                  %
     Citigroup WGBI Index****                                     %        N/A                  %
     GSMI*****                                                    %        N/A                  %
     S&P 500 Index******                                          %        N/A                  %

                                                                            * .
** Effective April 30, 2009, the performance benchmark of the fund has changed from the to .

                                                                           ***
****
******   The S&P 500 Index is a broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks.

Estimated Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the funds. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

                                                           LVIP Delaware Foundation (Reg. TM)
                                                              Conservative Allocation Fund
                                                          ------------------------------------
Shareholder Fees (fees paid by the investor directly)
Sales Charge (Load) Imposed on Purchases.................                 N/A
Deferred Sales Charge (Load).............................                 N/A
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends..................................                 N/A
Redemption Fee...........................................                 N/A
Exchange Fee.............................................                 N/A
Account Maintenance Fee..................................                 N/A
Annual Fund Operating Expenses (fees that are
 deducted from fund assets)
Management Fee...........................................                  0.00%
Distribution and/or Service (12b-1 fees).................                  0.00%
Other Expenses...........................................                  0.00%
Total Annual Fund Operating Expenses.....................                  0.00%
Less Fee Waiver and Expense Reimbursement1...............                 (0.00%)
Net Expenses.............................................                  0.00%

                                                           LVIP Delaware Foundation (Reg. TM)   LVIP Delaware Foundation (Reg. TM)
                                                                Moderate Allocation Fund            Aggressive Allocation Fund
                                                          ------------------------------------ -----------------------------------
Shareholder Fees (fees paid by the investor directly)
Sales Charge (Load) Imposed on Purchases.................                 N/A                                 N/A
Deferred Sales Charge (Load).............................                 N/A                                 N/A
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends..................................                 N/A                                 N/A
Redemption Fee...........................................                 N/A                                 N/A
Exchange Fee.............................................                 N/A                                 N/A
Account Maintenance Fee..................................                 N/A                                 N/A
Annual Fund Operating Expenses (fees that are
 deducted from fund assets)
Management Fee...........................................                  0.00%                               0.00%
Distribution and/or Service (12b-1 fees).................                  0.00%                               0.00%
Other Expenses...........................................                  0.00%                               0.00%
Total Annual Fund Operating Expenses.....................                  0.00%                               0.00%
Less Fee Waiver and Expense Reimbursement1...............                 (0.00%)                             (0.00%)
Net Expenses.............................................                  0.00%                               0.00%

1 The adviser has contractually agreed to reimburse each funds' Service Class to the extent that the funds' Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.0% of average daily net assets. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

The following examples help you compare the cost of investing in the Foundation Funds with the cost of investing in other mutual funds. The examples illustrate the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The examples also assume that the Foundation Funds provide a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. These examples do not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

                                                                     1 year   3 years   5 years   10 years
                                                                    -------- --------- --------- ---------
        LVIP Delaware Foundation (Reg. TM) Conservative Allocation F$ d      $
           LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund$      $
           LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fu$      $

Management of the Funds
The funds' business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the funds' bylaws, to declare and pay dividends, and to exercise all the powers of the funds except those granted to the shareholders.

Manager of Managers. The funds employ a "manager of managers" structure. In this regard, the funds have received an exemptive order from the SEC to permit the funds' investment adviser, without further shareholder approval,to enter into and materially amend a sub-advisory agreement with a sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example,within 90 days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the funds' adviser will enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee sub-advisers and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Advisers: Lincoln Investment Advisors Corporation
(LIA), formerly Jefferson Pilot Investment Advisory Corporation, is the investment adviser to the funds. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). Its address is 1300 South Clinton Street, Fort Wayne, IN 46802. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

Prior to May 1, 2007, Delaware Management Company (DMC), another indirect subsidiary of LNC, acted as the fund's investment adviser and was compensated according to the same advisory fee rate. As a result of the merger between LNC and Jefferson-Pilot Corporation in 2006, the organization had two separate registered investment advisers - DMC and LIA. As part of an effort to streamline the investment management operations, LIA became the investment adviser to the funds. Where DMC managed the assets of a fund without a sub-adviser, DMC entered into a sub-advisory agreement with LIA so that it could continue to provide day-to-day portfolio management services to those funds. Fund shareholders approved these new advisory and sub-advisory arrangements on April 5, 2007.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

Certain of the funds use sub-advisers who are responsible for the day-to-day management of the fund's securities investments. Any sub-adviser to a fund, where applicable, is paid out of the fees paid to the adviser.

The following chart lists each fund's investment adviser, sub-adviser, and portfolio manager. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds.

                                                                           GPD-1



Fund                                       Investment Adviser, Sub-Adviser and Portfolio Manager(s)
========================================== =====================================================================================
LVIP Delaware Foundation (Reg. TM) Funds
LVIP Delaware Foundation (Reg. TM)         Adviser: LIA
Conservative Allocation Fund
                                           Sub-Adviser: Delaware Management Company
LVIP Delaware Foundation (Reg. TM)
Moderate Allocation Fund                   Portfolio Manager:A team consisting of Michael J. Hogan, Paul Grillo, Sharon Hill,
                                           Francis X.
                                           Morris and Babak (Bob) Zenouzi are responsible for making the day-to-day investment
LVIP Delaware Foundation (Reg. TM)         decisions for the funds. Mr. Hogan has primary responsibility for making the day-to-day
Aggressive Allocation Fund                 decisions for the fund, and he regularly consults with Mr. Grillo, Ms. Hill, Mr.
                                           Morris and Mr.
                                           Zenouzi in making these decisions. Mr. Hogan, Executive Vice President, Chief
                                           Executive
                                           Officer and Head of Equity Investments, joined Delaware Investments in 2007. Mr.
                                           Hogan
                                           previously spent eleven years at SEI, with the last three of those as the managing director and
                                           global head of equity. Mr. Hogan graduated from the University of Delaware with a bachelor's
                                           degree in economics. Mr. Grillo, Senior Vice President and Senior Portfolio Manager,
                                           joined
                                           Delaware Investments in 1992. Mr. Grillo holds a bachelor's degree in business management
                                           from North Carolina State University and an MBA with a concentration in finance from
                                           Pace
                                           University. Ms. Hill, Senior Vice President and Senior Portfolio Manager, joined
                                           Delaware
                                           Investments in 2000. Ms. Hill holds a bachelor's degree, with honors, in mathematics from
                                           the City University of New York, at Brooklyn College and a master's degree and Ph.D.
                                           in
                                           mathematics from the University of Connecticut. Mr. Morris, Senior Vice President
                                           and Chief
                                           Investment Officer - Core Equity, joined Delaware Investments in 1997. Mr. Morris holds a
                                           bachelor's degree from Providence College and an MBA from Widener University. Mr.
                                           Zenouzi,
                                           Senior Vice President and Senior Portfolio Manager, rejoined Delaware Investments in
                                           2006
                                           after having spent seven years as an analyst and portfolio manager with the firm and prior to
                                           leaving to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner
                                           and senior portfolio manager. Mr. Zenouzi has a master's degree in finance from
                                           Boston
                                           College and a bachelor's degree from Babson College. Mr. Hogan and Mr. Grillo are
                                           CFA
                                           charterholders.

Some of the funds using sub-advisers have names, investment objectives and investment policies that are very similar to certain publicly available mutual funds that are managed by these same sub-advisers. These funds will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the funds, different fees, and different asset levels.

A discussion regarding the basis for the Trust's board of trustees approving the investment advisory and sub-advisory contracts for the funds will be available in the semi-annual report to shareholders for the six month period ended [June 30, 2008.]

GPD-2

Net Asset Value
Each fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

A fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

Each fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter; and
  o debt securities, at the price established by an independent pricing service, which is believed to reflect the fair value of these securities; and
  o fixed income securities with a maturity of less than sixty days are priced at amortized cost.

In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. A fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The price of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

For each of the Profile Funds and Target Maturity Profile Funds (which are fund of funds), the Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Funds or Target Maturity Profile Funds own investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Share Classes
Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Purchase and Redemption of Fund Shares
Each fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

Each fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

                                                                           GPD-3

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the funds' sub-advisers, may pay additional compensation (at their own expense and not as an expense of the funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of a fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Securities Lending
Each fund may, subject to approval by the Board of Trustees, seek to increase its income by lending its portfolio securities. Such loans will usually be made to member banks of the Federal Reserve System and member firms (and subsidiaries thereof) of the New York Stock Exchange and would be required to be secured continuously by collateral in cash, U.S. Government securities or an irrevocable letter of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. A fund would continue to collect the equivalent of the interest or dividends on the securities loaned and would receive either interest (through investment of cash collateral) or a fee (if the collateral is U. S. Government securities or a letter of credit). A fund may terminate a loan at any time, and will recall a security on loan to vote proxies if the fund knows that a vote concerning a material event affecting an investment on loan will occur. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases a fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Market Timing
Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As a result, the funds discourage such trading activity. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the funds and other mutual funds supporting the insurance contracts, that may adversely affect fund investors.

Each fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, the fund identifies an investor as a "market timer" under the Market Timing Procedures.

While the funds have Market Timing Procedures, the funds, in seeking to identify market timing, also rely on the insurance companies that hold shares of the funds in separate accounts to support the insurance contracts. The funds receive purchase, exchange and redemption orders through omnibus accounts maintained for the funds. Omnibus account arrangements are common forms of holding shares of the funds, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements permit intermediaries such as insurance companies to aggregate their clients' transactions and ownership positions. Each fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

As part of the Market Timing Procedures, the funds review periodic trade reports for unusual activity that may be suggestive of market timing. The funds maintain guidelines for assessing unusual activity based upon a variety of factors. Upon the identification of potential market timing, the fund contacts the applicable insurance company. If the fund identifies the contract holder as a "market timer," the insurance company will follow its procedures for restricting the contract holder's trading activity.

GPD-4

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the funds will be able to identify possible market timing activity or that market timing will not occur in the funds. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure
A description of funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the Statement of Additional Information.

Distributions and Federal Income Tax Considerations
The funds' policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The funds may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the funds' are owned directly or indirectly by Lincoln Life and LNY, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

Funds as Profile Fund Investments
The funds' may accept investments from the Risk-based Profile Funds and Target Maturity Profile Funds, other investment series of the Trust, each of which operates as a fund of funds. The "fund of funds" structure operates in reliance on the federal securities laws and rules adopted thereunder which generally permit a fund to sell its shares to other affiliated funds and non-affiliated funds within strict percentage limitations. From time to time, the fund may experience large investments or redemptions due to allocations or rebalancings by the Risk-based Profile Funds and Target Maturity Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the funds' portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

                                                                           GPD-5

Financial Highlights
The LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund, LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund, LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund were not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for these funds.

General Information
This prospectus does not contain all the information included in the registration statements that the funds have filed with the SEC. You may examine the registration statements at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The funds have received an exemptive order from the SEC, which allows the use of fund shares by separate accounts funding variable annuity and variable life insurance contracts, qualified plans, the investment manager, and insurance company general accounts. Due to differences in redemption rates, tax treatment, or other considerations, the interests of various contract owners participating in the funds and the interests of qualified plans, the investment manager, or general accounts investing in the funds might at some time be in conflict. Violation of the federal tax laws by one separate account investing in a fund could cause the contracts funded through another separate account to lose its tax-deferred status, unless remedial action was taken. The Trust's Board of Trustees will monitor for the existence of any material irreconcilable conflicts and determine what action, if any, will be taken in response to such conflicts.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from any of the funds. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in that fund. Also, that fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the Trust's statement of additional information (SAI), which is on file with the SEC. The Trust incorporates its SAI, dated April 30, 2008, into its prospectus. The Trust will provide a free copy of its SAI upon request.

You can find further information about each fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about a fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the funds (including the SAIs) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, 100 F. Street N.E., D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                             SEC File No: 811-08090

GPD-6

Subject to Completion Dated December 22, 2008

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell nor does it seek an offer to buy these securities in any state where the offer or sale is not permitted.

                Lincoln Variable Insurance Products Trust

                     LVIP Delaware Foundation (Reg. TM) Funds:
                     LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund
                     LVIP Delaware Foundation (Reg. TM) Moderate Allocation
                     Fund
                     LVIP Delaware Foundation (Reg. TM) Aggressive Allocation
                     Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802
                Prospectus April 30, 2009

Each fund is a series of the Lincoln Variable lnsurance Products Trust (referred to as "fund") that sells its shares directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (Lincoln Life). Lincoln Life holds the shares in its separate accounts to support variable annuity contracts and variable life contracts (contracts). We refer to a separate account as a variable account. Each variable account has its own prospectus that describes the account and the contracts it supports. You choose the fund or funds in which a variable account invests your contract assets. In effect, you invest indirectly in the fund(s) that you choose under the contract. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview -
LVIP Delaware Foundation (Reg. TM) Funds
LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund
LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund

What are the funds' goals and main investment strategies?

The LVIP Delaware Foundation (Reg. TM) Conservative (formerly LVIP Delaware Managed Fund), Moderate (formerly Delaware VIP Balanced Series), and Aggressive (formerly LVIP UBS Global Asset Allocation Fund) Allocation Funds (each a Foundation Fund) are "target risk funds", which base their asset allocation around a specified level of risk with corresponding variations of income and growth potential.

The investment objectives of the Foundation Funds are as follows:

Fund                                                         Investment Objective
------------------------------------------------------------ -------------------------------------------------------------------
LVIP Delaware Foundation (Reg. TM) Conservative Allocation   Seeks a combination of current income and preservation of capital with capital
Fund                                                         appreciation.
LVIP Delaware Foundation (Reg. TM) Moderate Allocation       Seeks capital appreciation with current income as a secondary objective.
Fund
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation     Seeks long-term capital growth.
Fund

The investment objectives of the Foundation Funds are non-fundamental and may be changed without shareholder approval. Each Foundation Fund is "non-diversified" as defined in the Investment Company Act of 1940.

From the most conservative (LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund) to the moderate (LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund) to the most aggressive (LVIP Foundation (Reg. TM) Delaware Aggressive Allocation Fund), each Foundation Fund invests in a diversified portfolio of securities of different asset classes and investment styles as it strives to attain its objective(s). By allocating the investments across several different asset classes and investment styles, the Foundation Funds offer broad diversification while seeking to produce the desired risk/return profile.

The following table shows the target percentages of the Foundation Fund's net assets that the fund expects to invest in each asset class and investment style of underlying securities. Allocations for each asset class may vary from the target percentages within allowable ranges set for each Foundation Fund. Additional information on the allowable ranges for each Foundation Fund and asset class may be found in the Statement of Additional Information.

                              Foundation Funds Target Allocation
                             -------------------------------------
Asset Class                   Conservative   Moderate   Aggressive
---------------------------- -------------- ---------- -----------
  U.S. Equity...............       20%           30%        40%
  International Equity......       15%         22.5%        30%
  Emerging Markets..........        5%          7.5%        10%
  Global Real Estate........        0%            0%         0%
  Bonds.....................       58%           38%        18%
  Cash Equivalents..........        2%            2%         2%

An active allocation approach is used when selecting investments for the Foundation Funds. In setting the asset allocation strategy for the Foundation Funds, the sub-adviser focuses on three key factors:
  o the returns and risk associated with different asset classes;
  o the correlation between different asset classes (their tendency to move up or down together); and
  o the evolution of the global opportunity set, in the form of absolute and relative changes in the investable universe over time.

This information is used to determine how much of each Foundation Fund will be allocated to each asset class. The appropriate investment styles are then selected for each asset class. The investment styles within each asset class is listed below along with its investment strategies:

U.S. EQUITY ASSET CLASS

U.S. Large Cap Core

The large cap core investment sleeve (style) employs a bottom-up security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. When constructing the portfolio, the manager applies controls to ensure that the sleeve (style) has acceptable risk characteristics. The large cap core investment sleeve will generally invest primarily in common stock of companies with market capitalizations of at least $2 billion at the time of purchase.

U.S. Mid and Large Cap Growth

The mid and large cap growth investment sleeve (style) invests primarily in common stocks, generally in medium and large-size companies. Using a bottom up approach, the manager looks for companies that are believed to 1) have large-end market potential, dominant business models, and strong free cash flow generation; 2) demonstrate operational efficiencies; 3) have planned well for capital allocation; and 4) have governance policies that tend to be favorable to shareholders. A diversified portfolio representing a number of different industries is maintained.

U.S. Large Cap Value

The large cap value investment sleeve (style) invests primarily in securities of large-capitalization companies that are believed to have long-term capital appreciation potential. A value-oriented investment philosophy is followed in selecting stocks for the portfolio using a research-intensive approach that considers factors such as 1) a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company; 2) favorable earnings prospects and dividend yield potential; 3) the financial condition of the issuer; and 4) various qualitative factors.

U.S. Small Cap Core

Stocks of small companies are identified that are believed offer above average opportunities for long-term appreciation based on 1) attractive valuations; 2) growth prospects; and strong cash flow. The small cap core investment sleeve (style) employs a bottom-up security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. When constructing the portfolio, the manager applies controls to ensure that the sleeve (style) has acceptable risk characteristics.


INTERNATIONAL EQUITY ASSET CLASS

International Value Equity

The international value investment sleeve (style) uses a value strategy, investing in equity securities which provide the potential for capital appreciation. The investment team uses an approach that combines quantitative, valuation-based screening at the early stages followed by a comprehensive company and industry specific research. The portfolio may purchase securities in any foreign country, developed or emerging and seeks companies that are believed will perform well over the next three to five years.

International Growth

The international growth investment sleeve (style) uses a growth strategy and may purchase securities in any foreign, developed or emerging country. Investments in exchange traded funds may be purchased. Alternatively, research identifying the securities of individual companies or market sectors believed to be attractive investments for the portfolio may also be purchased.

EMERGING MARKETS ASSET CLASS

Emerging Markets

Investments for the emerging markets sleeve (style) will be made in emerging countries that the manger considers to be developing strongly and where markets are more sophisticated. Particular emphasis will be placed on such factors as political reform, economic deregulation, and liberalized trade policy and using a disciplined valuation process, the manager additionally focuses on investments believed to be trading at a discount to intrinsic value.

GLOBAL REAL ESTATE ASSET CLASS

Global Real Estate Securities

The global real estate securities sleeve (style) invests in securities issued by U.S. and non-U.S. companies in the real estate and real estate related sectors. Assets will be allocated among companies in various regions and countries throughout the world, including the U.S. and developed, developing and emerging market non-U.S. countries. The portfolio's investment strategy is based on both a top-down and bottom-up assessment of countries and specific markets. A company's financials, cash flow, dividend growth rates, and management strategy is also evaluated in selecting the portfolio's investments.


FIXED INCOME (BONDS) ASSET CLASS

Diversified Fixed Income

The fixed income investment sleeve (style) allocates its investments principally among the U.S. Investment Grade, U.S. High Yield, International Developed Markets, and Emerging Markets sectors. Assets allocated to the investment grade sector will invest principally in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. Assets allocated to the domestic high yield sector will be primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. Assets allocated to the international developed markets sector will be primarily in fixed income securities of issuers organized or having a majority of their operating income in international developed markets. Assets allocated to the emerging markets sector may be made in securities of issuers in any foreign country, developed and underdeveloped. Securities in the international developed markets sector and the emerging markets sector may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to each Foundation Fund. Delaware Management Company manages the day-to-day investment activities of the Foundation Funds. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the funds?

The Foundation Fund's investment strategy is to vary the amount invested among the asset classes of securities. Therefore, the value of the fund's shares held under your contract depends on:
  o the performance of each asset class and sub-class (where applicable); and
  o the amount of the fund's total assets invested in each asset class and sub-class (where applicable).

Accordingly, the value of the fund's shares may be negatively affected if:
  o the securities in one of the fund's asset classes or sub-classes do not perform as well as securities in the other asset classes or sub-class;
  o the fund invests large amounts in an asset class or sub-class that does not perform as well as the other asset classes or sub-class and
  o when selecting asset classes and sub-classes of investment, poor timing causes the fund to suffer losses or miss gains generated in a specific asset class or sub-class.

Since the Foundation Funds are non-diversified, and, as a result may invest a greater portion of their assets in a particular issuer than a diversified fund, the fund's value may decrease because of a single investment or a small number of investments.

Asset allocation risk is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Additionally, each asset class of investment involves specific risks. To the extent a Foundation Fund invests a greater percentage of its assets in asset classes that invest primarily in equity investments (such as, for example, LVIP Foundation (Reg. TM) Delaware Aggressive Allocation Fund), it will be more susceptible to the risks associated with equity investments. Likewise, to the extent a Foundation Fund invests a greater percentage of its assets in fixed income investments (bonds) (such as, for example, LVIP Foundation (Reg. TM) Delaware Conservative Allocation Fund), it will be more susceptible to the risks associated with fixed income investments. As a general matter, the equity (stock) asset class involves more risk than the fixed income asset class. Funds that invest to a greater degree in fixed income investments, therefore, typically offer reduced risk and price volatility, but forgo some potential returns.

Equity Investments. For investment styles allocated to equity, the primary risk is that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Some of the investment styles may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Some of the asset classes or investment styles may invest in foreign securities, which involve additional risks. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Fixed Income Investments (Bonds). For investment styles allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Foreign Investments (Equity or Bonds). Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money. All of the risk of investing in foreign securities are heightened when investing in emerging market countries.

Additionally, Investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

How have the funds performed?

The following bar charts and table provide some indication of the risks of choosing to invest your contract assets in the funds' Service Class. The information shows: (a) Service Class performance for one year; and (b) how the Service Class' average annual returns for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the funds is not necessarily an indication of how the funds will perform in the future. Further, the returns do not reflect variable contract expenses. If reflected, the returns would be lower.

        LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund



During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter
                                       of at:

The fund's lowest return for a quarter occurred in the second quarter of

[CHART]
Annual Total Return
2006                2007
                    Average
                    -------
                    Annual
                    -------
                    Total
                    -------
                    Returns
                    -------

                                                                               For periods ended 12/31/08
                                                                             -------------------------------
                                                                     1 year   5 years   10 years   Lifetime*
                                                                    -------- --------- ---------- ----------
        LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund      N/A
                                 Lehman Brothers U.S. Aggregate Index**      N/A
                                                   Russell 1000 Index**
                                                  Russell 2000 Index***      N/A
                                      Citigroup 90-Day T-Bill Index****      N/A

                                                                            * .
** Effective April 30, 2009, the performance benchmark of the fund has changed from the to the .

                                                                          *** .
                                                                      **** .

          LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter
                                       of 2006 at: 5.86%.

The fund's lowest return for a quarter occurred in the second quarter of 2006 at: (1.74%).

[CHART]
Annual Total Return
2006                2007

                    ----
%                   %



                                                                           For periods ended 12/31/08
                                                                         -------------------------------
                                                                 1 year   5 years   10 years   Lifetime*
                                                                -------- --------- ---------- ----------
         LVIP Delaware Foundation (Reg. TM) Moderate Allocation % nd     N/A                  %
     Index**                                                    %        N/A                  %
     S&P 500 Index***                                           %        N/A                  %
       Lehman Brothers U.S. Aggregate Index****                 %        N/A                  %

                                                                             *
**Effective May 1, 2009, the performance benchmark of the fund has changed from the to .

***
The S&P 500 Index is a broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stock.

**** Lehman Brothers U.S. Aggregate Index is composed of securities from
   Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset Backed Securities Index.

         LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund



During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter
                                       of 2006 at: 8.55%.

The fund's lowest return for a quarter occurred in the second quarter of 2006 at: (3.02%).

Annual Total Return
2006                2007

                    ----
%                   %



                                                                             For periods ended 12/31/07
                                                                           -------------------------------
                                                                   1 year   5 years   10 years   Lifetime*
                                                                  -------- --------- ---------- ----------
         LVIP Delaware Foundation (Reg. TM) Aggressive Allocation % nd     N/A                  %
     Russell 3000 Index**                                         %        N/A                  %
     MSCI World Index***                                          %        N/A                  %
     Citigroup WGBI Index****                                     %        N/A                  %
     GSMI*****                                                    %        N/A                  %
     S&P 500 Index******                                          %        N/A                  %

                                                                            * .
** Effective April 30, 2009, the performance benchmark of the fund has changed from the to .

                                                                           ***
****
******   The S&P 500 Index is a broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks.

Estimated Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the funds. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

                                                           LVIP Delaware Foundation (Reg. TM)
                                                              Conservative Allocation Fund
                                                          ------------------------------------
Shareholder Fees (fees paid by the investor directly)
Sales Charge (Load) Imposed on Purchases.................                 N/A
Deferred Sales Charge (Load).............................                 N/A
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends..................................                 N/A
Redemption Fee...........................................                 N/A
Exchange Fee.............................................                 N/A
Account Maintenance Fee..................................                 N/A
Annual Fund Operating Expenses (fees that are
 deducted from fund assets)
Management Fee...........................................                  0.00%
Distribution and/or Service (12b-1 fees).................                  0.25%
Other Expenses...........................................                  0.00%
Total Annual Fund Operating Expenses.....................                  0.00%
Less Fee Waiver and Expense Reimbursement1...............                 (0.00%)
Net Expenses.............................................                  0.00%

                                                           LVIP Delaware Foundation (Reg. TM)   LVIP Delaware Foundation (Reg. TM)
                                                                Moderate Allocation Fund            Aggressive Allocation Fund
                                                          ------------------------------------ -----------------------------------
Shareholder Fees (fees paid by the investor directly)
Sales Charge (Load) Imposed on Purchases.................                 N/A                                 N/A
Deferred Sales Charge (Load).............................                 N/A                                 N/A
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends..................................                 N/A                                 N/A
Redemption Fee...........................................                 N/A                                 N/A
Exchange Fee.............................................                 N/A                                 N/A
Account Maintenance Fee..................................                 N/A                                 N/A
Annual Fund Operating Expenses (fees that are
 deducted from fund assets)
Management Fee...........................................                  0.00%                               0.00%
Distribution and/or Service (12b-1 fees).................                  0.25%                               0.25%
Other Expenses...........................................                  0.00%                               0.00%
Total Annual Fund Operating Expenses.....................                  0.00%                               0.00%
Less Fee Waiver and Expense Reimbursement1...............                 (0.00%)                             (0.00%)
Net Expenses.............................................                  0.00%                               0.00%

1 The adviser has contractually agreed to reimburse each funds' Service Class to the extent that the funds' Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.0% of average daily net assets. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

The following examples help you compare the cost of investing in the Foundation Funds with the cost of investing in other mutual funds. The examples illustrate the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The examples also assume that the Foundation Funds provide a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. These examples do not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

                                                                     1 year   3 years   5 years   10 years
                                                                    -------- --------- --------- ---------
        LVIP Delaware Foundation (Reg. TM) Conservative Allocation F$ d      $
           LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund$      $
           LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fu$      $

Management of the Funds
The funds' business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the funds' bylaws, to declare and pay dividends, and to exercise all the powers of the funds except those granted to the shareholders.

Manager of Managers. The funds employ a "manager of managers" structure. In this regard, the funds have received an exemptive order from the SEC to permit the funds' investment adviser, without further shareholder approval,to enter into and materially amend a sub-advisory agreement with a sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example,within 90 days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the funds' adviser will enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee sub-advisers and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Advisers: Lincoln Investment Advisors Corporation
(LIA), formerly Jefferson Pilot Investment Advisory Corporation, is the investment adviser to the funds. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). Its address is 1300 South Clinton Street, Fort Wayne, IN 46802. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

Prior to May 1, 2007, Delaware Management Company (DMC), another indirect subsidiary of LNC, acted as the fund's investment adviser and was compensated according to the same advisory fee rate. As a result of the merger between LNC and Jefferson-Pilot Corporation in 2006, the organization had two separate registered investment advisers - DMC and LIA. As part of an effort to streamline the investment management operations, LIA became the investment adviser to the funds. Where DMC managed the assets of a fund without a sub-adviser, DMC entered into a sub-advisory agreement with LIA so that it could continue to provide day-to-day portfolio management services to those funds. Fund shareholders approved these new advisory and sub-advisory arrangements on April 5, 2007.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

Certain of the funds use sub-advisers who are responsible for the day-to-day management of the fund's securities investments. Any sub-adviser to a fund, where applicable, is paid out of the fees paid to the adviser.

The following chart lists each fund's investment adviser, sub-adviser, and portfolio manager. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds.

                                                                           GPD-1

Fund                                       Investment Adviser, Sub-Adviser and Portfolio Manager(s)
========================================== =====================================================================================
LVIP Delaware Foundation (Reg. TM) Funds
LVIP Delaware Foundation (Reg. TM)         Adviser: LIA
Conservative Allocation Fund
                                           Sub-Adviser: Delaware Management Company
LVIP Delaware Foundation (Reg. TM)
Moderate Allocation Fund                   Portfolio Manager:A team consisting of Michael J. Hogan, Paul Grillo, Sharon Hill,
                                           Francis X.
                                           Morris and Babak (Bob) Zenouzi are responsible for making the day-to-day investment
LVIP Delaware Foundation (Reg. TM)         decisions for the funds. Mr. Hogan has primary responsibility for making the day-to-day
Aggressive Allocation Fund                 decisions for the fund, and he regularly consults with Mr. Grillo, Ms. Hill, Mr.
                                           Morris and Mr.
                                           Zenouzi in making these decisions. Mr. Hogan, Executive Vice President, Chief
                                           Executive
                                           Officer and Head of Equity Investments, joined Delaware Investments in 2007. Mr.
                                           Hogan
                                           previously spent eleven years at SEI, with the last three of those as the managing director and
                                           global head of equity. Mr. Hogan graduated from the University of Delaware with a bachelor's
                                           degree in economics. Mr. Grillo, Senior Vice President and Senior Portfolio Manager,
                                           joined
                                           Delaware Investments in 1992. Mr. Grillo holds a bachelor's degree in business management
                                           from North Carolina State University and an MBA with a concentration in finance from
                                           Pace
                                           University. Ms. Hill, Senior Vice President and Senior Portfolio Manager, joined
                                           Delaware
                                           Investments in 2000. Ms. Hill holds a bachelor's degree, with honors, in mathematics from
                                           the City University of New York, at Brooklyn College and a master's degree and Ph.D.
                                           in
                                           mathematics from the University of Connecticut. Mr. Morris, Senior Vice President
                                           and Chief
                                           Investment Officer - Core Equity, joined Delaware Investments in 1997. Mr. Morris holds a
                                           bachelor's degree from Providence College and an MBA from Widener University. Mr.
                                           Zenouzi,
                                           Senior Vice President and Senior Portfolio Manager, rejoined Delaware Investments in
                                           2006
                                           after having spent seven years as an analyst and portfolio manager with the firm and prior to
                                           leaving to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner
                                           and senior portfolio manager. Mr. Zenouzi has a master's degree in finance from
                                           Boston
                                           College and a bachelor's degree from Babson College. Mr. Hogan and Mr. Grillo are
                                           CFA
                                           charterholders.

Some of the funds using sub-advisers have names, investment objectives and investment policies that are very similar to certain publicly available mutual funds that are managed by these same sub-advisers. These funds will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the funds, different fees, and different asset levels.

A discussion regarding the basis for the Trust's board of trustees approving the investment advisory and sub-advisory contracts for the funds will be available in the semi-annual report to shareholders for the six month period ended [June 30, 2008].

GPD-2

Net Asset Value
Each fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. Each fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

A fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

Each fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter; and
  o debt securities, at the price established by an independent pricing service, which is believed to reflect the fair value of these securities; and
  o fixed income securities with a maturity of less than sixty days are priced at amortized cost.

In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. A fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The price of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

For each of the Profile Funds and Target Maturity Profile Funds (which are fund of funds), the Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Funds or the Target Maturity Profile Funds own investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Share Classes
Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). As previously noted, the Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust may pay the insurance companies or others, out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. The Trust would pay each third party for these services pursuant to a written agreement with that third party.

The Plan fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Purchase and Redemption of Fund Shares
Each fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY) and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

                                                                           GPD-3

Each fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the funds' sub-advisers, may pay additional compensation (at their own expense and not as an expense of the funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of a fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Securities Lending
Each fund may, subject to approval by the Board of Trustees, seek to increase its income by lending its portfolio securities. Such loans will usually be made to member banks of the Federal Reserve System and member firms (and subsidiaries thereof) of the New York Stock Exchange and would be required to be secured continuously by collateral in cash, U.S. Government securities or an irrevocable letter of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. A fund would continue to collect the equivalent of the interest or dividends on the securities loaned and would receive either interest (through investment of cash collateral) or a fee (if the collateral is U. S. Government securities or a letter of credit). A fund may terminate a loan at any time, and will recall a security on loan to vote proxies if the fund knows that a vote concerning a material event affecting an investment on loan will occur. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases a fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Market Timing
Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As a result, the funds discourage such trading activity. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the funds and other mutual funds supporting the insurance contracts, that may adversely affect fund investors.

Each fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, the fund identifies an investor as a "market timer" under the Market Timing Procedures.

While the funds have Market Timing Procedures, the funds, in seeking to identify market timing, also rely on the insurance companies that hold shares of the funds in separate accounts to support the insurance contracts. The funds receive purchase, exchange and redemption orders through omnibus accounts maintained for the funds. Omnibus account arrangements are common forms of holding shares of the funds, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements permit intermediaries such as insurance companies to aggregate their clients' transactions and ownership positions. Each fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii)

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execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

As part of the Market Timing Procedures, the funds review periodic trade reports for unusual activity that may be suggestive of market timing. The funds maintain guidelines for assessing unusual activity based upon a variety of factors. Upon the identification of potential market timing, the fund contacts the applicable insurance company. If the fund identifies the contract holder as a "market timer," the insurance company will follow its procedures for restricting the contract holder's trading activity.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the funds will be able to identify possible market timing activity or that market timing will not occur in the funds. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure
A description of funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the Statement of Additional Information.

Distributions and Federal Income Tax Considerations
The funds' policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The funds may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the funds are owned directly or indirectly by Lincoln Life and LNY, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

Funds as Profile Fund Investments
The funds may accept investments from the Risk-based Profile Funds and Target Maturity Profile Funds, other investment series of the Trust, each of which operates as a fund of funds. The "fund of funds" structure operates in reliance on the federal securities laws and rules adopted thereunder which generally permit a fund to sell its shares to other affiliated funds and non-affiliated funds within strict percentage limitations. From time to time, the fund may experience large investments or redemptions due to allocations or rebalancings by the Risk-based Profile Funds and Target Maturity Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the funds' portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

                                                                           GPD-5

Financial Highlights
The LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund, LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund, LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund were not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for these funds.

General Information
This prospectus does not contain all the information included in the registration statements that the funds have filed with the SEC. You may examine the registration statements at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The funds have received an exemptive order from the SEC, which allows the use of fund shares by separate accounts funding variable annuity and variable life insurance contracts, qualified plans, the investment manager, and insurance company general accounts. Due to differences in redemption rates, tax treatment, or other considerations, the interests of various contract owners participating in the funds and the interests of qualified plans, the investment manager, or general accounts investing in the funds might at some time be in conflict. Violation of the federal tax laws by one separate account investing in a fund could cause the contracts funded through another separate account to lose its tax-deferred status, unless remedial action was taken. The Trust's Board of Trustees will monitor for the existence of any material irreconcilable conflicts and determine what action, if any, will be taken in response to such conflicts.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from any of the funds. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in that fund. Also, that fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the Trust's statement of additional information (SAI), which is on file with the SEC. The Trust incorporates its SAI, dated April 30, 2008, into its prospectus. The Trust will provide a free copy of its SAI upon request.

You can find further information about each fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about a fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the funds (including the SAIs) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, 100 F. Street N.E., D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                             SEC File No: 811-08090

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


Lincoln Variable Insurance Products Trust

          LVIP Delaware Foundation(R) Conservative Allocation Fund

          LVIP Delaware Foundation(R) Moderate Allocation Fund

          LVIP Delaware Foundation(R) Aggressive Allocation Fund

     1300 South Clinton Street
     Fort Wayne, Indiana 46802

     Statement of Additional Information April 30, 2009

This Statement of Additional Information (SAI), which is not a prospectus, provides more information about six of the series --referred to as "funds"-- of Lincoln Variable Insurance Products Trust. The funds indicate the funds named in the above caption. Each fund offers two classes of shares: the Standard Class and the Service Class.

This SAI should be read in conjunction with the funds' prospectus dated April 30, 2008. You may obtain a copy of the funds' prospectus or a fund's annual report, when available, on request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

April 30, 2009

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents

Item                                                                       Page
--------------------------------------------------------------------------------

Description of the Trust and the Funds.................................      5

Fundamental Investment Restrictions....................................      5

Additional Investment Strategies and Risks.............................      5

   Investment Strategies Available to All Funds........................      6

   Investment Strategies and Limitations Applicable to Certain Funds...     18

Portfolio Transactions and Brokerage...................................     19

Portfolio Turnover.....................................................     20

Trustees and Officers..................................................     21

Investment Adviser and Sub-Advisers....................................     24

Portfolio Managers.....................................................     26

Principal Underwriter..................................................     27

Administration Agreement...............................................     28

Accounting Agreement...................................................     28

Code of Ethics.........................................................     28

Description of Shares..................................................     28

Control Persons and Principal Holders of Securities....................     30

Rule 12b-1 Plan........................................................     30

Revenue Sharing........................................................     31

Valuation of Portfolio Securities......................................     31

Portfolio Holdings Disclosure..........................................     32

Purchase and Redemption Information....................................     33

Custodian and Transfer Agent...........................................     33

Independent Registered Public Accounting Firm..........................     34

Financial Statements...................................................     34

Taxes..................................................................     34

APPENDIX A.............................................................     35

APPENDIX B.............................................................     37

APPENDIX C.............................................................     39

Description of the Trust and the Funds

Lincoln Variable Insurance Product Trust (the Trust), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company. Certain of the funds' investment restrictions are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the fund. There can be no assurance that the objective of a fund will be achieved. Each of the funds is non-diversified within the meaning of the Investment Company Act of 1940 (1940 Act). References to adviser in this SAI include both Lincoln Investment Advisors Corporation (LIA) and a fund's sub-adviser, unless the context otherwise indicates.

Fundamental Investment Restrictions

The funds have adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a fund's outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

Each fund may not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

6. Make loans of any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

Additional Investment Strategies and Risks

The prospectus discusses each fund's principal investment strategies used to pursue the fund's investment objective and the risks of those strategies.

Unless otherwise stated in the prospectus, many investment strategies and techniques are discretionary. That means the fund's adviser may elect to engage or not engage in the various strategies and techniques at its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

Investment Strategies Available to All Funds

Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers' acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.

Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers' acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers' acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers' acceptances can be as long as 270 days, most bankers' acceptances have maturities of six months or less.

Repurchase Agreements. In a repurchase agreement, the fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security.

A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the fund in the event of bankruptcy of the seller), it is the policy of the fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the board of trustees or its delegates. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, the fund will seek to liquidate such collateral. However, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

U.S. Government Securities. A fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include:
(1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association
(GNMA) certificates and Federal Housing Administration (FHA) debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer's right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.

U.S. Government securities may be acquired by the fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.

The fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.

The fund may invest occasionally in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.

In general, the U.S. Government securities in which the fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.

Investment in Securities of Other Investment Companies. Subject to certain restrictions, as described below, the funds are permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits of the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction.

In addition, certain sub-advisers may invest fund assets in money market funds that they advise or in other investment companies. Each of the funds has a policy that prohibits it from acquiring any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

Exchange-Traded Funds ("ETFs"). These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Options on Securities. The funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a futures commission merchant
(FCM) as described below for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The successful use of a fund's options strategies depends on the ability of the adviser to forecast correctly market movements. For example, if the fund were to write a call option based on the adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not lose any of its investment in such security if the price does not change.

A fund's written options positions will be covered at all times. A call option written by a fund will be deemed to be covered if the fund holds the underlying instrument or an option on the underlying instrument with an exercise price equal to or less than the exercise price of the call written. A put option written by a fund will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund. A fund may also cover a written options position by segregating cash or liquid securities equal to the fund's net uncovered obligation.

The effective use of options also depends on the fund's ability to terminate option positions at times when the adviser deems it desirable to do so. Although the fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corp. (OCC), new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruption in the markets for the securities underlying options purchased or sold by the fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option's expiration and the fund was unable either to acquire the underlying security or to sell the put option in the market.

Spreads and Straddles. In addition to the options strategies described previously, a fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. The fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the fund to purchase and/or write more than one option simultaneously. Accordingly, the fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the fund were to purchase or sell a single option. Similarly, costs incurred by the fund in connection with these transactions will in many cases be greater than if the fund were to purchase or sell a single option.

A call option included in a spread or straddle will be deemed to be covered if the fund holds an option on the same instrument with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund (or, where the exercise price is less than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference).

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts. The funds may enter into contracts for the purchase or sale for future delivery of fixed income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. Government securities, foreign government securities, equity securities or fixed income securities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of an FCM when the contract is entered into and maintain variation margin requirements. In the event of the bankruptcy of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM's other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the fund does business.

Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), each fund is permitted to engage in unlimited futures trading activity without registration with the CFTC. Although the fund would deposit with the FMC margin consisting of cash and liquid assets; these assets would be available to the fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the adviser still may not result in a successful use of futures.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the fund's access to other assets held to cover its futures positions also could be impaired.

Successful use of futures contracts is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.

Options on Futures Contracts. A fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. With respect to long positions assumed by the fund, the fund may establish a segregated asset account with its custodian, and will deposit into it an amount of cash and other liquid assets. The fund does not intend to leverage the futures contracts.

Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

Stock index futures may be used to hedge the equity portion of a Portfolio's securities portfolio with regard to market risk (involving the market's assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Equity linked securities. Equity linked securities are privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index. A fund may invest up to 10% of its net assets in equity linked securities. Equity linked securities may be considered illiquid. In some instances, investments in equity linked securities may be subject to a fund's limitation on investments in investment companies.

Swaps and Swap-Related Products. A fund may enter into swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. The three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). A cap is a contract for which the buyer pays a fee, or premium, to obtain protection against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.

The fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the fund's obligations over its entitlement with respect to each swap will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the fund's custodian. If the fund enters into a swap on other than a net basis, it will segregate the full amount of its obligations, accrued on a daily basis, with respect to the swap. The fund will not enter into any swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest credit rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether a fund's use of swaps will be successful in furthering its investment objective will depend on a subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

There is no limit on the amount of swap transactions that may be entered into by the fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that the fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, the fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The fund may buy and sell (i.e., write) caps and floors without limitation, so long as it maintains a segregated account with cash or liquid assets having an aggregate net asset value at least equal to the full amount of its obligations accrued on a daily basis.

Illiquid Investments. The funds may invest in securities or other investments that are considered illiquid. A security or investment is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. LIA will determine the liquidity of securities purchased by the funds, subject to oversight by the board of trustees.

The fund may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the fund may avail itself of Rule 144A under the Securities Act of 1933 which permits the fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists. The institutional trading market is relatively new and liquidity of the fund's investments could be impaired if trading fails to further develop, or if it declines. The board of trustees will carefully monitor the fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information.

Borrowing. Each fund may borrow money to the extent permitted under the 1940 Act. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a fund. Money borrowed will be subject to interest costs and other fees, which could reduce a fund's return and may or may not be recovered by appreciation of the securities purchased. A fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when the fund has borrowed money may involve an element of leverage.

Pledging Assets. A fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the "Borrowing" restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for options on financial futures contracts are not deemed to be pledges or other encumbrances.

Foreign Currency Transactions. A fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). The fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. The fund also may enter into a forward contract with respect to a currency where the fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge).

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge fund assets. Also, with regard to the fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.

Successful use of currency management strategies will depend on the adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as the adviser anticipates. For example, if a currency's value rose at a time when the adviser had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If the adviser hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that the adviser's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

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Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission (SEC). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.

Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.

Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds, debentures, longer-term government securities, Brady Bonds, zero coupon bonds and pay-in-kind bonds. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers.

Brady Bonds are debt securities issued under the framework of the Brady Plan as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind bonds pay interest through the issuance to holders of additional securities.

As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the value of debt securities typically increase. In periods of rising interest rates, the value of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of the fund's shares to fluctuate in value.

A fund's share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Corp. (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.

High Yield Fixed-Income Securities. Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody's or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed income securities (commonly referred to as high yield bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds. Each fund may invest up to 15% of its total assets in junk bonds.

High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.

The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high yield bonds.

The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be valued in accordance with procedures established by the board of trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if the adviser anticipates a decline in the price of the stock underlying a convertible security held by the fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to segregate securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.

Investing in securities of issuers located in countries considered to be emerging markets involves additional risks. While emerging market countries may change over time depending on market and economic conditions, at present the fund believes that emerging market countries include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The considerations noted previously generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

In addition to investing directly in equity securities, the funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.

Rights and Warrants. Each fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by the fund which expire without being exercised will result in a loss to the fund.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower's failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Delayed Delivery and When-Issued Securities and Forward Commitments. Each fund may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While a fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the fund may sell the securities before the settlement date, if it is deemed advisable. At the time the fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The fund will also segregate cash or liquid assets equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, the fund may purchase securities on such basis without limit. An increase in the percentage of the fund's assets committed to the purchase of securities on a when issued or delayed delivery basis may increase the volatility of the fund's net asset value. The board of trustees does not believe that the fund's net asset value or income will be adversely affected by its purchases of securities on such basis.

Investment Strategies and Limitations Applicable to Certain Funds

Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities,make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Mortgage-related securities include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturity. Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. CMOs and REMICs issued by private entities - so called "non-agency mortgage backed securities" - are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage-related securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.

In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.

Portfolio Transactions and Brokerage

The adviser and the sub-adviser of each fund are responsible for decisions to buy and sell securities and other investments for each fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The sub-adviser of each fund currently provides investment advice to a number of other clients. It will be the practice of each sub-adviser to allocate purchase and sale transactions among the fund and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations among the major factors the sub-adviser considers are the investment objectives of the relevant fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the fund and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by the fund or other accounts or companies for which the sub-adviser provides investment advice (including affiliates of the sub-adviser).

On occasions when the sub-adviser to a fund deems the purchase or sale of a security to be in the best interest of the fund, as well as its' other clients, the sub-adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the fund with those to be sold or purchased for its' other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the sub-adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such clients, including the fund. In some instances, the procedures may impact the price and size of the position obtainable for the fund.

In connection with effecting portfolio transactions, primary consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The sub-adviser to a fund may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.

The Board of Trustees will review regularly the reasonableness of commissions and other transaction costs incurred from time to time, and, will receive reports regarding brokerage practices. The nature of the research services provided to the adviser and each sub-adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the adviser or sub-adviser regards as a useful supplement of its own internal research capabilities.

Each sub-adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the sub-adviser; in addition, each sub-adviser may allocate trades among brokers that generally provide superior brokerage and research services. Research services furnished by brokers are for the benefit of all the clients of the sub-adviser, and not solely or necessarily for the benefit of the fund. Each sub-adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The fund does not reduce its fee to any sub-adviser by any amount that might be attributable to the value of such services.

No brokerage commissions have been paid by the funds since the funds had not yet commenced operations as of the date of this SAI.

No Commissions to Finance Distribution

The Investment Company Act of 1940 permits a fund to use its selling brokers to execute transactions in portfolio securities only if the fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of fund shares. Accordingly, the funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of fund shares: (a) fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the funds' portfolio transactions effected through any other broker-dealer. The funds have also established other policies and procedures designed to ensure that a fund's brokerage commissions are not used to finance the distribution of fund shares.

Commission Recapture Program

The funds have entered into a commission recapture program with Frank Russell, pursuant to which the commission rebates will be included in realized gain
(loss) on securities in the appropriate financial statements of the funds. If the adviser or sub-adviser does not believe it can obtain best execution from such broker-dealer, there is no obligation to execute portfolio transactions through such broker-dealers. The Board of Trustees, with the assistance of Frank Russell, intends to continue to review whether recapture opportunities are available and, if so, to determine in the exercise of its business judgment whether it would be advisable for a fund to participate, or continue to participate, in the commission recapture program.

Portfolio Turnover

A portfolio turnover rate is the percentage computed by dividing the lesser of a fund's purchases or sales of securities (excluding short-term securities) by the average market value of the fund's portfolio securities. The adviser intends to manage each fund's assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a fund's current income available for distribution to its shareholders. While the funds are not managed with the intent of generating short-term capital gains, each fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the adviser, an issuer's creditworthiness or perceived changes in a company's growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs.

Trustees and Officers

The Board of Trustees oversees the management of each fund and elects the Trust's officers. The trustees have the power to amend the Trust's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders. The trustees hold their position until their successors are elected and qualify. The funds' officers are re-elected annually and are responsible for the day-to-day operations of the funds. Information pertaining to the trustees and executive officers of the funds is set forth below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are included in the table titled, "Interested Trustees." Trustees who are not interested persons are referred to as independent trustees. The trustees were re-elected at the Special Meeting of Stockholders of the funds on April 5, 2007 to serve until the next annual meeting, if any, or until their successors shall have been duly elected and qualified.

The term "Fund Complex" includes the thirty-seven series or Funds of the Trust, which are offered in other prospectuses and SAIs, and Lincoln National Variable Annuity Fund A.

Interested Trustees

                                                                                    Number of
                                                                                    Funds in
                                                                  Principal           Fund
                         Position(s)      Term of Office        Occupation(s)        Complex      Other Board
Name, Address             Held With       and Length of          During Past        Overseen      Memberships
and Year of Birth          the Fund        Time Served           Five Years        by Trustee   Held by Trustee
----------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger*     Chairman and   Chairman since       Vice President, The        41           Lincoln
1300 S. Clinton Street  Trustee        August 1995;         Lincoln National Life                  Retirement
Fort Wayne, IN 46802                   President and        Insurance Company;                 Services Company,
YOB: 1952                              Trustee since        Executive Vice                            LLC
                                       November 1994.       President, Lincoln
                                                            Retirement Services
                                                            Company, LLC

Daniel R. Hayes**       President and  Since December 2008  [ ]                        40             [ ]
1300 S. Clinton Street  Trustee
Fort Wayne, IN 46802
YOB: 1952

* Kelly D. Clevenger, currently Chairman of the Trust, is an interested person of the Trust by reason of his being an officer of Lincoln Life.

** Daniel R. Hayes, currently President of the Trust, is an interested person of the Trust by reason of his being an officer of Lincoln Life.

Independent Trustees

                                                                                    Number of
                                                                                    Funds in
                                                                  Principal           Fund
                         Position(s)      Term of Office        Occupation(s)        Complex      Other Board
Name, Address             Held With       and Length of          During Past        Overseen      Memberships
and Year of Birth          the Fund        Time Served           Five Years        by Trustee   Held by Trustee
----------------------------------------------------------------------------------------------------------------
Michael D. Coughlin     Trustee        Trustee since 2007   Management Consultant      40       Merrimack County
1300 S. Clinton Street                                      - Owner of Coughlin                  Savings Bank;
Fort Wayne, IN  46802                                       Associates                             Trustee of
YOB: 1942                                                                                          Merrimack
                                                                                                 Bankcorp, MHC

Nancy L. Frisby         Trustee        Trustee since April  Retired. Formerly:         41             N/A
1300 S. Clinton Street                 1992                 Senior Vice President
Fort Wayne, IN 46802                                        and Chief Financial
YOB: 1941                                                   Officer, Desoto
                                                            Memorial Hospital

Elizabeth S. Hager      Trustee        Trustee since April  State Representative,      40             N/A
1300 S. Clinton Street                 2007                 State of New
Fort Wayne, IN 46802                                        Hampshire; Executive
YOB: 1944                                                   Director, United Way
                                                            of Merrimack County

Gary D. Lemon           Trustee        Trustee since        Professor of Economics     41             N/A
1300 S. Clinton Street                 February 2006;       and Management, DePauw
Fort Wayne, IN 46802                   formerly: Advisory   University
YOB: 1948                              Trustee since
                                       November 2004

Thomas D. Rath          Trustee        Trustee since April  Managing Partner,          40          Associated
1300 S. Clinton Street                 2007                 Rath, Young and                      Grocers of New
Fort Wayne, IN 46802                                        Pignatelli                              England
YOB: 1945

Kenneth G. Stella       Trustee        Trustee since        President Emeritus,        41      Advisory Board of
1300 S. Clinton Street                 February 1998        Indiana Health                        Harris Bank
Fort Wayne, IN 46802                                        Association,
YOB:1943                                                    formerly:  President,
                                                            Indiana Hospital &
                                                            Health Association.

David H. Windley        Trustee        Trustee since        Retired.  Formerly:        41           Meridian
1300 S. Clinton Street                 August 2004          Director of Blue and                   Investment
Fort Wayne, IN 46802                                        Co., LLC.                            Advisors, Inc.
YOB: 1943

Officers Who Are Not Trustees

                                                                                     Number of
                                                                                     Funds in
                                                                   Principal           Fund
                         Position(s)       Term of Office        Occupation(s)        Complex      Other Board
Name, Address             Held With        and Length of          During Past        Overseen      Memberships
and Year of Birth          the Fund         Time Served           Five Years        by Trustee   Held by Trustee
----------------------------------------------------------------------------------------------------------------
Kevin J. Adamson        Second Vice     Second Vice          Second Vice President,     N/A             N/A
1300 S. Clinton Street  President       President since May  Director of Funds
Fort Wayne, IN 46802                    2006                 Management, The
YOB: 1966                                                    Lincoln National Life
                                                             Insurance Company;
                                                             formerly: Director of
                                                             Financial Operations,
                                                             Swiss Re/Lincoln Re.

William P. Flory, Jr.   Second Vice     Second Vice          Second Vice President      N/A             N/A
1300 S. Clinton Street  President and   President since      and Director of
Fort Wayne, IN 46802    Chief           August 2007 and      Separate Account
YOB:1961                Accounting      Chief Accounting     Operations and Mutual
                        Officer         Officer since May    Fund Administration,
                                        2006                 The Lincoln National
                                                             Life Insurance
                                                             Company; formerly,
                                                             Second Vice President
                                                             and Director of
                                                             Corporate Procurement
                                                             and Assistant Vice
                                                             President of Separate
                                                             Account Operations and
                                                             Mutual Fund
                                                             Administration, The
                                                             Lincoln National Life
                                                             Insurance Company

Cynthia A. Rose         Secretary       Secretary since      Secretary; Formerly:       N/A             N/A
1300 S. Clinton Street                  February 1995        Secretary and
Fort Wayne, IN 46802                                         Assistant Vice
YOB:1954                                                     President, The Lincoln
                                                             National Life
                                                             Insurance Company

Rise C. M. Taylor       Vice            Vice President       Vice President and         N/A             N/A
1300 S. Clinton Street  President and   since August 2003    Treasurer, The Lincoln
Fort Wayne, IN 46802    Treasurer       and Treasurer since  National Life
YOB: 1967                               May  2006            Insurance Company;
                                                             Vice President and
                                                             Treasurer, Lincoln
                                                             Life & Annuity Company
                                                             of New York.

Officers Who Are Not Trustees

                                                                                     Number of
                                                                                     Funds in
                                                                   Principal           Fund
                         Position(s)       Term of Office        Occupation(s)        Complex      Other Board
Name, Address             Held With        and Length of          During Past        Overseen      Memberships
and Year of Birth          the Fund         Time Served           Five Years        by Trustee   Held by Trustee
----------------------------------------------------------------------------------------------------------------
David A. Weiss          Assistant       Assistant Vice       Assistant Vice             N/A             N/A
One Granite Place       Vice President  President since      President, Funds
Concord, NH 03301                       August 2007          Management Research,
YOB: 1976                                                    The Lincoln National
                                                             Life Insurance
                                                             Company; Formerly:
                                                             Director, Funds
                                                             Management Research;
                                                             Mutual Fund/Securities
                                                             Analyst; Senior Mutual
                                                             Fund Analyst,
                                                             Jefferson Pilot Corp.

John (Jack) A. Weston   Chief           Chief Compliance     Vice President for         N/A             N/A
One Granite Place       Compliance      Officer since May    Fund and Advisor
Concord, NH 03301       Officer         2007                 Compliance, The
YOB: 1959                                                    Lincoln National Life
                                                             Insurance Company;
                                                             Treasurer, Jefferson
                                                             Pilot Variable Fund,
                                                             Inc.

Board Committees

The Board of Trustees has established an Audit Committee, which is responsible for overseeing the fund's financial reporting process on behalf of the Board of Trustees and for reporting the result of their activities to the board. The Audit Committee will assist and act as a liaison with the Board of Trustees in fulfilling the board's responsibility to shareholders of the funds and others relating to oversight of fund accounting, the fund's systems of control, the fund's process for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the fund. The members of the Audit Committee include independent trustees:
Nancy L. Frisby, Elizabeth S. Hager, and David H. Windley. The Audit Committee met five times during the last fiscal year.

Effective January 1, 2008, the Board of Trustees established an Investment Committee, which is responsible for overseeing underperforming or troubled funds and for performing certain contract renewal tasks as requested by the board. The members of the Investment Committee are: Michael D. Coughlin, Gary D. Lemon and Thomas D. Rath.

The Board of Trustees has also established a Nominating and Governance Committee. The current members of the committee are: Nancy L. Frisby, Elizabeth
S. Hager, Kenneth G. Stella, and David H. Windley. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The Nominating and Governance Committee met two times during the last fiscal year. The Nominating and Governance Committee will accept shareholder trustee nominations. Any such nominations should be sent to the Trust's Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company.

Ownership of Securities

As of the date of this SAI, there were no shares of the funds outstanding. As of December 31, 2007, the dollar range of equity securities owned beneficially by each trustee in the funds and in any registered investment companies overseen by the trustees within the same family of investment companies as the funds is as follows:

Interested Trustees

                                                                    Aggregate Dollar Range of Equity
                                                                      Securities in All Registered
                                                                               Investment
                                                                    Companies Overseen by Trustee in
Name of Trustee     Dollar Range of Equity Securities in the Funds   Family of Investment Companies
----------------------------------------------------------------------------------------------------
Kelly D. Clevenger                       None                              $10,001 - $50,000
Daniel R. Hayes                           [ ]                                     [ ]

Independent Trustees

                                                                    Aggregate Dollar Range of Equity
                                                                      Securities in All Registered
                                                                               Investment
                                                                    Companies Overseen by Trustee in
Name of Trustee     Dollar Range of Equity Securities in the Funds   Family of Investment Companies
----------------------------------------------------------------------------------------------------
Nancy L. Frisby                           None                               Over $100,000

Elizabeth S. Hager                        None                             $10,001 - $50,000

Gary D. Lemon                             None                             $10,001 - $50,000

Kenneth G. Stella                         None                               Over $100,000

David H. Windley                          None                             $50,001 - $100,000

The following table sets forth the compensation paid to the independent trustees by the Trust as well as the compensation paid to the independent trustees by the Fund Complex for the fiscal year ended December 31, 2007:

                               Compensation Table

                               Aggregate Compensation   Total Compensation From the
  Name of Person, Position         From the Trust        Trust And Fund Complex
----------------------------   ----------------------   ---------------------------
Michael D. Coughlin, Trustee           $33,698                  $33,767

Nancy L. Frisby, Trustee                40,716                   44,500

Elizabeth S. Hager, Trustee             31,898                   31,967

Gary Lemon, Trustee                     34,760                   38,500

Thomas D. Rath, Trustee                 31,898                   31,967

Kenneth G. Stella, Trustee              41,208                   45,000

David H. Windley, Trustee               34,760                   38,500

Investment Adviser and Sub-Advisers

Investment Adviser: Lincoln Investment Advisors Corporation ("LIA") is the investment adviser to the funds. LIA is a registered investment adviser and is wholly-owned by Lincoln National Corporation (LNC). LIA's address is 1300 South Clinton Street, Fort Wayne, IN 46802. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The advisory fee rates paid by both the Standard Class and the Service Class of each fund to LIA are set forth in the following table:

                               Annual Fee Rate Based on Average Daily
Fund                                      Net Asset Value
---------------------------    --------------------------------------------
LVIP Delaware Foundation(R)    0.75% of the fund's average daily net assets
Conservative Allocation Fund

LVIP Delaware Foundation(R)    0.75% of the fund's average daily net assets
Moderate Allocation Fund

LVIP Delaware Foundation(R)    0.75% of the fund's average daily net assets
Aggressive Allocation Fund

No advisory fees have been paid by the funds since the funds had not yet commenced operations as of the date of this SAI.

Pursuant to an Investment Management Agreement dated April 30, 2007 (the Management Agreement), the adviser manages each fund's portfolio investments and reports to the board of trustees. With limited exception, each fund conducts its other business and affairs and bears the expenses and salaries necessary and incidental thereto. These expenses include, without limitation, expenses related to: the maintenance of the fund's books, records and procedures, including corporate secretary services; general accounting oversight; preparation of tax returns and reports; and, legal services provided by the adviser or an affiliate of the adviser.

To help limit expenses, LIA has contractually agreed to waive a portion of its advisory fee for each Fund. The waiver agreement will continue at least through April 30, 2010, and will renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

With respect to the LVIP Delaware Foundation(R) Conservative Allocation Fund, LIA has contractually agreed to waive the following portion of its advisory fee:
0.10% of average daily net assets of the Funds.

With respect to the LVIP Delaware Foundation(R) Moderate Allocation Fund, LIA has contractually agreed to waive the following portion of its advisory fee:
0.10% of average daily net assets of the Funds.

With respect to the LVIP Delaware Foundation(R) Aggressive Allocation Fund, LIA has contractually agreed to waive the following portion of its advisory fee:
0.10% of average daily net assets of the Funds. of the Fund.

There can be no assurance that the above fee waivers will continue beyond the date indicated.

Sub-Advisers. As adviser, LIA, is primarily responsible for investment decisions affecting each of the funds under its management. However, LIA has entered into sub-advisory agreements with several professional investment management firms. These firms are responsible for the day-to-day investment management of the funds' portfolios. Each sub-adviser makes investment decisions for its respective fund in accordance with that fund's investment objectives and places orders on behalf of that fund to effect those decisions. See the following table for more information about the sub-advisers and their fees:

                                                                   Annual Fee Rate Based On Average
Fund                                      Sub-Adviser                    Daily Net Asset Value
----------------------------   ---------------------------------   ---------------------------------
LVIP Delaware Foundation(R)    Delaware Management Company (DMC)   0.35% of the fund's average daily
Conservative Allocation Fund   2500 Market Street                  net assets
                               Philadelphia, PA 19103

LVIP Delaware Foundation(R)                                        0.35% of the fund's average daily
Conservative Allocation Fund                                       net assets

LVIP Delaware Foundation(R)                                        0.35% of the fund's average daily
Conservative Allocation Fund                                       net assets

DMC and its predecessors have been managing mutual funds since 1938. As of December 31, 2007, DMC and its affiliates were managing in excess of $150 billion in assets in various institutional or separately managed investment company and insurance accounts. DMC is a series of DMBT, a Delaware statutory trust registered with the SEC as an investment adviser. DMBT's address is 205 Market Street, Philadelphia, PA 19103. DMBT is an indirect subsidiary of DMH. DMH is an indirect subsidiary, and subject to the ultimate control, of LNC.

Service marks. The service mark for the funds and the name Lincoln have been adopted by the funds with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the adviser should not be the investment adviser of the funds.

In the Prospectus and sales literature, the names Delaware and Delaware Foundation(R) will be used with the LVIP Delaware Foundation(R) Conservative Allocation Fund, LVIP Delaware Foundation(R) Moderate Allocation Fund, and LVIP Delaware Foundation(R) Aggressive Allocation Fund,

Fund Expenses. Expenses specifically assumed by each fund under its advisory agreement include, among others, compensation and expenses of the members of the fund's board of trustees who are not interested persons of the fund; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. The board of trustees has delegated to each fund's sub-adviser responsibility for voting any proxies relating to portfolio securities held by the fund in accordance with the sub-adviser's proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed by the sub-advisers on behalf of the funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, when available, can be obtained (1) without charge, upon request, by call 1-800-4LINCOLN (454-6265); and (2) on the SEC's website at http:// www.sec.gov.

Portfolio Managers

The following provides information regarding each portfolio managers' other accounts managed, material conflicts of interests, compensation, and any ownership of securities in a fund. Each portfolio manager or team member is referred to in this section as a "portfolio manager." The portfolio managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or the sub-advisory firms against one another. Each sub-advisory firm is a separate entity that may employ different compensation structures, may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

Other Accounts Managed

The following table provides information about other accounts for which each portfolio manager was primarily responsible as of December 31, 2007:

                          Registered Investment         Other Pooled Investment
                                 Companies                       Vehicles                     Other Accounts
                      -----------------------------   -----------------------------   -----------------------------
  Sub-Adviser and       Number      Total Assets in     Number      Total Assets in     Number      Total Assets in
 Portfolio Managers   of Accounts    the Accounts     of Accounts    the Accounts     of Accounts    the Accounts
-------------------   -----------   ---------------   -----------   ---------------   -----------   ---------------
Delaware Management        3        $150.6 million         0              $0               3        $546.4 million
Company (Michael J.
Horgan)

Other Accounts Managed with Performance-Based Advisory Fees

The following table provides information for other accounts managed by each portfolio manager, with respect to which the advisory fee is based on account performance. Information is shown as of December 31, 2006:

                                     Number of Accounts
Sub-Adviser and Portfolio Managers  with Incentive Fees  Total Assets
----------------------------------  -------------------  ------------
Delaware Management Company                  0                0
(Michael J. Horgan)

Material Conflicts of Interest

Delaware Management Company ("DMC") (LVIP Delaware Foundation(R) Conservative Allocation Fund, LVIP Delaware Foundation(R) Moderate Allocation Fund, and LVIP Delaware Foundation(R) Aggressive Allocation Fund)

Individual portfolio managers may perform investment management services for other accounts similar to those provided to the funds and the investment action for each account and fund may differ. For example, one account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one account and fund may adversely affect the value of securities held by another account. Additionally, the management of multiple accounts and funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts and funds. A portfolio manager may discover an investment opportunity may be limited, however, so that all accounts and funds for which the investment would be suitable may not be able to participate. Delaware has adopted procedures designed to allocate investments fairly across multiple accounts.

A portfolio manager's management of personal accounts also may present certain conflicts of interest. While Delaware's code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structures and Methods

Information regarding each portfolio manager's compensation is attached hereto as Appendix C.

Beneficial Interest of Portfolio Managers

Information regarding securities of each LVIP fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own securities of a fund. In addition, although the level of a portfolio manager's securities ownership may be an indicator of his or her confidence in the portfolio's investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the applicable portfolio's performance.

Since the funds had not yet commenced operations as of December 31, 2007, no portfolio manager of any fund beneficially owned securities of any fund.

Principal Underwriter

Lincoln Financial Distributors, Inc. ("LFD"), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated June 1, 2007. Under the agreement, Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each fund series of the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of fund shares. From June 1, 2007 through December 31, 2007, LFD received $5,592,085 in compensation from the Trust.

Administration Agreement

The Lincoln Variable Insurance Products Trust ("Trust") has entered into an Administration Agreement (the Administration Agreement) with The Lincoln National Life Insurance Company (Lincoln Life), pursuant to which Lincoln Life provides various administrative services necessary for the operation of the LVIPT Funds. These services include, among others: coordination of all service providers; providing personnel and office space; maintenance of each fund's books and records; general accounting monitoring and oversight; preparation of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating the filing of all materials with the SEC and other federal and state regulatory authorities. As reimbursement for the cost of providing these administrative services for the year ended December 31, 2007, the Trust paid Lincoln Life $553,000. In addition, pursuant to the Administration Agreement, the Trust will reimburse the cost of legal and corporate secretary services provided to the Trust. For the year ended December 31, 2007, the Trust reimbursed Lincoln Life $266,557 for legal and corporate secretary services.

Accounting Agreement

The funds have entered into a fund accounting and financial administration services agreement (the Accounting Agreement) with Mellon Bank, N.A (Mellon), effective October 1, 2007, pursuant to which Mellon provides certain accounting services for the funds. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values of each fund's shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the funds pay Mellon an asset based fee, subject to certain fee minimums, plus certain out-of-pocket expenses. The asset based fee rate under the Accounting Agreement for 2007 was an annual rate of .035%.

In addition, the Trust has entered into a Fund Accounting and Financial Administration Oversight Agreement (Oversight Agreement), effective October 1, 2007, with The Lincoln National Life Insurance Company (Lincoln Life) and Delaware Service Company, Inc. (DSC). Under the Oversight Agreement, DSC has agreed to perform fund accounting, financial administration and related services for the Trust to supplement the services provided by Mellon under the Accounting Agreement. DSC has also agreed to establish and monitor certain service level requirements with respect to Mellon's performance of its duties pursuant to the Accounting Agreement. For these services, the funds pay DSC an asset-based fee at an annual rate of .0025%, plus certain out-of-pocket expenses.

Code of Ethics

The Trust, LIA and the sub-adviser have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of LIA and the sub-advisers who regularly have access to information about securities purchase for the funds, to invest in securities for their own accounts. This could include securities that may be purchased by funds. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the fund. The Trust's Code of Ethics requires reporting to the board of trustees on compliance violations.

Description of Shares

The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust's Certificate of Trust is on file with the Secretary of State of Delaware. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust consists of thirty-seven funds organized as separate series of shares. The Declaration of Trust authorizes the Board of Trustees to divide or re-divide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.

Each fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee. The Trust's 12b-1 plan allows each fund to pay distribution fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The 12b-1 plan for the Service Class is discussed in the "Rule 12b-1 Plan" section of this SAI.

Each fund's shares (all classes) have no subscriptive or preemptive rights and only such conversion or exchange rights as the board of trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund.

Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual funds.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a trustee by the affirmative vote of two-thirds of the Trust's outstanding voting shares. In addition, the board of trustees will call a meeting of shareholders for the purpose of electing trustees if, at any time, less than a majority of the trustees then holding office have been elected by shareholders.

Control Persons and Principal Holders of Securities

Each fund sells its shares of beneficial interest directly or indirectly to certain life insurance companies (Insurance Companies) for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (collectively, Variable Contract). These Insurance Companies include, without limitation, (1) The Lincoln National Life Insurance Company (Lincoln Life), an Indiana insurance company, at 1300 South Clinton Street, Fort Wayne, IN 46802, and (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802.

The Insurance Companies as record owners are entitled to be present and vote fund shares at any shareholder meeting. However, the Insurance Companies are required to vote the fund shares at shareholder meetings according to the instructions received from the contract owners of the Variable Contracts. Fund shares held in an Insurance Company separate account for which no timely instructions are received will be voted by the Insurance Company in the same proportion as the voting instructions which are received from all other contract owners participating in that separate account. The effect of this proportional voting is that a small number of contract owners may determine the outcome of any vote.

The funds may sell their shares directly to the Lincoln Profile Funds (each, a fund of funds), series of the Trust the shares of which are owned by Lincoln Life and Lincoln New York. As of the date of this SAI, the funds had no shares outstanding. The Lincoln Profile Funds will vote shares of funds that they hold in the same proportion as the vote of all other holders of shares of the fund, as is described by Section 12(d)(1)(E)(iii)(aa) of the 1940 Act.

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (the Plan) for the Service Class of shares of each fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay the Insurance Companies or others, out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or Variable Contracts offering Service Class shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things: service fees as defined under NASD rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes each fund to pay to Insurance Companies or others, out of the assets of the Service Class, a monthly fee (the Plan Fee) not to exceed 0.35% per annum of the average daily net asset value of the Service Class shares of such fund, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.25% for the funds. The Plan Fee may be adjusted by the Trust's board of trustees from time to time. The Plan may not limit Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan Fees in any particular year.

No "interested person" or independent trustee of a fund had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The trustees of the Trust, including a majority of the independent trustees, have determined that, in the exercise of reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit each fund and contract owners of the Service Class of each fund. Each year, the Trustees must make this determination for the Plan to be continued.

No amounts have been paid under the Plan with respect to the funds as the funds had not yet commenced operations as of the date of this SAI.

Revenue Sharing

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD"), and/or the funds' sub-advisers may pay compensation at their own expense, including the profits from the advisory fees LIA receives from the funds or the sub-advisory fees the sub-advisers receive from LIA, to affiliated or unaffiliated brokers, dealers or other financial intermediaries ("financial intermediaries") in connection with the sale or retention of fund shares or the sales of insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of fund shares and the products that include the fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the funds. The additional payments may be based on factors, including level of sales, the funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.

A significant purpose of these payments is to increase sales of the funds' shares and the products that contain the funds. LIA and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities

A fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. In addition to the disclosure in the funds' prospectus under the "Net Asset Value" section, the value of a fund's investments is determined as follows.

Short-term Investments. For funds that own short-term investments which mature in less than 60 days, these instruments are valued at amortized cost. Such securities acquired with a remaining maturity of 61 days or more are valued at their fair value until the sixty-first day prior to maturity; thereafter, their cost for valuation purposes is deemed to be their fair value on such sixty-first day.

Options Trading. For those funds engaging in options trading, fund investments underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. The fund's net asset value will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.

Futures Contracts and Options. For those funds buying and selling futures contracts and related options thereon, the futures contracts and options are valued at their daily settlement price.

Foreign Securities. For funds investing in foreign securities, the value of a foreign portfolio security held by a fund is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, that fund's portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the fund's assets.

However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the net asset value of fund shares on days when the investor has no access to the fund.

Portfolio Holdings Disclosure

The Trust's board of trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a fund's portfolio securities is in the best interests of fund shareholders. In accordance with these policies and procedures, a Trust vice president or the vice president's designees will make shareholders reports or other regulatory filings containing a fund's portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the fund's shares, and affiliated persons of the fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

A Trust vice president or the vice president's designees may provide a fund's top-ten holdings immediately after each quarter-end to Lincoln Life and other insurance companies who include the funds in their products ("Insurance Companies"). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep the nonpublic portfolio information strictly confidential and not to engage in securities transactions on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.

A Trust vice president or the vice president's designees may provide other portfolio holdings information 30 days following the end of each quarter to the Insurance Companies. All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in securities transactions on the basis of the information. The Insurance Companies will distribute shareholder reports (annual and semi-annual) containing the portfolio holdings of the funds to contract owners in accordance with applicable laws and regulations. The Insurance Companies may make the portfolio information publicly available (including via website posting) 45 days after the end of the quarter.

A Trust vice president or the vice president's designees may also provide holdings information 30 days following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including but not limited to independent rating and ranking organizations, which conduct market analyses of the fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in securities transactions on the basis of the information. These parties may disseminate the portfolio holdings information 60 days following the end of the quarter, which is after the SEC filings are made. These third parties presently are Anerich Massina & Associates and Ibbotson Associates.

The Trust's sub-advisers have ongoing arrangement with the following third parties to make available information about a fund's portfolio holdings: (1) ratings organizations, such as Moodys, S&P, Morningstar and Lipper, provided generally on a monthly basis for the purpose of reviewing the particular fund;
(2) portfolio analysis companies, such as Factset Research Systems, Line Datta, GlassLewis, Investment Technology Group, Inc., BondEdge, Investools, Plexus, Saloman Analytics, Inc. and Wilshire Analytics Axiom, ITG Alpha Capture, MSCI BARRA, Inc., Bloomberg, L.P., Investor Tools Perform, J.P. Morgan Securities, Inc. and Plexus, BARRA TotalRisk Systems provided generally on a daily or monthly basis for the purpose of compiling reports and preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as ADP, Broadripple Financial Solutions, Inc., Risk Metrics or Brown Brothers Harriman & Co., provided generally on a daily or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services and software vendors, such as Advent Software, Inc., Eagle Investment Systems Corp., The MacGregor Group, OMGEO LLC, CDS/Computer, Checkfree, Cogent Consulting, GFP Acquisition Company, Inc., D.B.A.GCom2 Solutions, Siemens Business Services, Inc. and GainsKeeper, Inc. provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services, such as State Street Bank and Trust Company, State Street Investment Manager Solutions, Mark-it Group and Stand & Poor's Securities Evaluations Services provided generally on a daily basis for the purpose of providing operational functions including fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the fund's holdings information confidential and not to engage in securities transactions on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.

A Trust vice president or the vice president's designees may provide, at any time, portfolio holdings information to: (a) fund service providers and affiliates, such as the funds' investment adviser, sub-advisers, custodian and independent registered public accounting firm, to the extent necessary to perform services for the funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract or fiduciary obligations.

The funds will disclose their portfolio holdings in public SEC filings. The Trust's board of trustees also may, on a case-by-case basis, authorize disclosure of the funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the funds, their investment adviser nor any affiliate receive any compensation or consideration in connection with the disclosure of the funds' portfolio holdings information.

Fund management is responsible for ensuring appropriate disclosure is made regarding these procedures in the funds' prospectus and/or SAI.

The Trust's board of trustees exercises oversight of these policies and procedures. In this regard, fund management will inform the trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of fund shareholders. The officers will consider any possible conflicts between the interest of fund shareholders, on the one hand, and those of the funds' investment adviser and other fund affiliates, on the other. Moreover, the funds' chief compliance officer will address the operation of the funds' procedures in the annual compliance report to the board and will recommend any remedial changes to the procedures.

Purchase and Redemption Information

Shares of a fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed by such investors only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the funds may also be purchased by the LVIP Wilshire Risk-based Profile Funds and Target Maturity Funds, which invest their assets in other mutual funds. The offering price of each fund's shares is equal to its net asset value per share.

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

Custodian and Transfer Agent

All securities, cash and other similar assets of the funds are currently held in custody by Mellon Bank, N.A., One Mellon Center, Pittsburgh, Pennsylvania 15258.

The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the funds proxies, proxy statements, etc.

Lincoln Life performs the dividend and transfer agent functions for each fund.

Independent Registered Public Accounting Firm

The board of trustees has engaged Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103, to serve as the Independent Registered Public Accounting Firm for the funds. In addition to the audits of the financial statements of the funds, other services provided include review of shareholder reports and registration statements with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit Committee.

Financial Statements

Because the funds are new and have no operating history, no financial statements are yet available.

Taxes

Each fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986 (the Code). If a fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies.

Each fund also intends to comply with diversification regulations under Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, a fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Failure by a fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a fund to qualify as a regulated investment company would also subject a fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

Since individual contract owners are generally not treated as shareholders of the funds, no discussion is included regarding the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the fund. State and local taxes vary.

APPENDIX A

Bond and Commercial Paper Ratings

Certain of the funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody's Investors Service, Inc. and Standard & Poor's Corp.

Moody's Investors Service, Inc.

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Corp.

AAA--This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc.

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime 1--Highest Quality;

Prime 2--Higher Quality;

Prime 3--High Quality.

(The funds will not invest in commercial paper rated Prime 3).

Standard & Poor's Corp.

A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The fund will invest in commercial paper rated in the A Categories, as follows:

A--Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The funds will not invest in commercial paper rated A-3).

A--1 This designation indicates that the degree of safety regarding timely payment is very strong.

A--2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not overwhelming as for issues designated A-1.

APPENDIX B

Delaware Management Company

The Funds have formally delegated to the manager the ability to make all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Manager has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Manager's proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Funds and other clients of the Manager and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote. Beginning no later than August 31 of each year, information (if any) regarding how the Fund voted proxies relating to each Fund's portfolio securities during the most recent 12-month period ended June 30 is available without charge: (i) through the Funds' website at delawareinvestments.com; and (ii) on the SEC's website at http://www.sec.gov.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Manager will also vote against management's recommendation when it believes that such position is not in the best interests of the Funds.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows:
(i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case bases; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposales requesting reports on the level of greenhouse gas emissions from a company's operations and products.

Because the Funds have delegated proxy voting to the Manager, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Manager receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Funds.

APPENDIX C

Compensation Structures and Methodologies of Portfolio Managers

Delaware Management Company ("DMC") (Bond Fund, Growth and Income Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunties Fund)

COMPENSATION STRUCTURE

Each portfolio manager's compensation consists of the following:

BASE SALARY - Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus - Mr. Chow and Mr. Early: Mr. Early is eligible to receive an annual cash bonus which is based on quantitative and qualitative factors. The amount of the pool for bonus payments is first determined by mathematical equation based on assets, management fees and expenses, including fund waiver expenses, for registered investment companies, pooled vehicles, and managed separate accounts. Generally, approximately 80% of the bonus is quantitatively determined. For investment companies, each manager is compensated according to the fund's Lipper peer group percentile ranking on a one-year and three-year basis. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking in consultant databases. There is no objective award for a fund that falls below the 50th percentile for a given time period. There is a sliding scale for investment companies that are ranked above the 50th percentile. The managed separate accounts are compared to Callan and other databases. The remaining 20% portion of the bonus is discretionary as determined by Delaware and takes into account subjective factors.

Due to the transitioning of his responsibilities, Mr. Early's bonus for the past year was guaranteed. It is anticipated that going forward an objective component will be added that is reflective of account performance relative to an appropriate peer group or database.

Mr. Chow is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is first determined by mathematical equation based on all assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally 50% - 70% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according to the fund's Lipper peer group percentile ranking on a one-year and three-year basis, equally weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases on a one-year and three-year basis, with three-year performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile over the three-year period. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 30%-50% portion of the bonus is discretionary as determined by the Manager and takes into account subjective factors.

Bonus - Mr. Beck, Mr. Madden and Mr. Hughes: The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate direct expenses associated with this product and the investment management team) create the "bonus pool" for a product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the performance of the funds managed relative to the performance of the appropriate Lipper peer groups.Performance is measured as a result of one's standing in the Lipper peer groups on a one-year and three-year basis. Three year performance is weighted more heavily and there is no objective award for a fund that falls below the 50th percentile for a given time period. There is a sliding scale for performance achievements above the 50th percentile.

For the analysts identified as having responsibility for day-to-day management of [fund], 50% of their objective bonus is determined as described immediately above. The remaining 50% is determined for each analyst based on that analyst's stock selection process within the sectors for which he is responsible as compared to the relevant Russell index over a one-year period.

Bonus - Mr. Francis Morris, Mr. Adams, Mr. Michael Morris and Mr. Padilla: The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate direct expenses associated with this product and the investment management team) create the "bonus pool" for a product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest share.

Due to transitioning of responsibilities of this team during the year, 100% of their bonuses for the prior year were subjective, determined in part based on performance of the funds managed as compared to the appropriate Lipper peer groups for a one-year period. It is anticipated that going forward an objective component will be added in a manner similar to that described above (see description under Beck, Madden and Hughes).

DEFERRED COMPENSATION - Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

STOCK OPTION INCENTIVE PLAN/EQUITY COMPENSATION PLAN - Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards and restricted stock units relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms of the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan. In addition, certain managers may be awarded restricted stock units, or "performance shares", in Lincoln National Corporation. Delaware Investments U.S., Inc., is an indirect subsidiary of Delaware Management Holdings, Inc. Delaware Management Holdings, Inc., is in turn an indirect, wholly-owned subsidiary of Lincoln National Corporation.

The Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan was established in 2001 in order to provide certain employees of the Manager with a more direct means of participating in the growth of the Manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Subject to the terms of the plan, restricted stock units typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the restricted stock awards will be issued after vesting. Awards are granted under the plan from time to time by the investment manager in its full discretion. Awards may be based in part on seniority. The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30 and December 31. Shares issued upon the exercise of such options or vesting of restricted stock units must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder from time to time, as the case may be.

Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln's Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln's achievement of certain performance goals relative to a pre-determined peer group.

OTHER COMPENSATION - Portfolio managers may also participate in benefit plans and programs available generally to all employees.

                           PART C - OTHER INFORMATION

Item 23 - Exhibits

(a) Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 13
(File No. 33-70742) filed on April 4, 2003.

(b) By-Laws of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

(c) 1. By-Laws of Lincoln Variable Insurance Products Trust Articles II, VII and VIII incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

   2. Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust, Articles III, V, and VI incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(d) 1. a. Form of Investment Management Agreement between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     b. Advisory Fee Waiver Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     c. Advisory Fee Waiver Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and LVIP Janus Capital Appreciation Fund incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     d. Advisory Fee Waiver Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and LVIP FI Equity-Income Fund incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     e. Advisory Fee Waiver Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and LVIP T. Rowe Price Structured Mid-Cap Growth Fund incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     f. Advisory Fee Waiver Agreement incorporated herein by reference to Post-Effective Amendment No. 39 (File No. 33-70742) filed on January 18, 2008.

     g. Form of Advisory Fee Waiver Agreement (LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund & LVIP Delaware Aggressive Allocation Funds) filed herein as Exhibit 23(d)(1)(g).

   2. Investment Management Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation (LVIP Baron Growth Opportunities Fund incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   3. Sub-Advisory Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and BAMCO, Inc. (LVIP Baron Growth Opportunities
    Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   4. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Capital Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   5. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Cohen & Steers Capital Management, Inc. (LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   6. Sub-Advisory Agreement dated October 15, 2007 between Lincoln Investment Advisors Corporation and Columbia Management Advisors, LLC (LVIP Columbia Value Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   7. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Bond Fund, LVIP Delaware Growth and Income Fund, LVIP Delaware Managed Fund, LVIP Money Market Fund, LVIP Delaware Social Awareness Fund, LVIP Delaware Special Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   8. Form of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund, LVIP Delaware Foundation Aggressive Allocation Fund) filed herein as
    Exhibit 23(d)(8).

   9. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Pyramis Global Advisors, LLC (LVIP FI Equity-Income Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   10. Sub-Investment Management Agreement dated April 30, 2007 between
     Lincoln Investment Advisors Corporation and Janus Capital Management LLC (LVIP Janus Capital Appreciation Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   11. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Marsico Capital Management, LLC (LVIP Marsico International Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   12. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Mid-Cap Value Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   13. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Massachusetts Financial Services Company (LVIP MFS Value Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   14. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Turner Investment Partners, Inc. (LVIP Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   15. a. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     b. Amendment dated April 30, 2008 to Sub-Advisory Agreement between between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742)
   filed on April 15, 2008.

   16. Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and SSgA Funds Management, Inc. (LVIP SSgA S&P 500, LVIP Small-Cap, LVIP SSgA Bond, and LVIP SSgA International Index Funds, LVIP SSgA Large-Cap 100, LVIP SSgA Small-Mid Cap 200, LVIP SSgA Developed International, and LVIP SSgA Emerging Markets 100 Funds) incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 33-70742) filed on April 18, 2008.

   17. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Growth Stock Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   18. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Structured Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   19. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Templeton Global Advisers Limited (LVIP Templeton Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   20. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and UBS Global Asset Management (Americas) Inc. (LVIP UBS Global Asset Allocation Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   21. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wilshire Associates Incorporated (LVIP Profile and Target Maturity Funds) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(e) Form of Principal Underwriting Agreement, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(f) N/A

                                      B-2

(g) Form of Mutual Fund Custody and Services Agreement, as amended, by and between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(h) 1. Form of Fund Accounting and Financial Administration Services Agreement, as amended, between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   2. Form of Fund Accounting and Financial Administration Oversight Agreement, as amended, between Lincoln Variable Insurance Products Trust and Delaware Service Company, Inc.incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   3. Form of Trademark License Agreement between Lincoln National Corporation and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 33-70742) filed on January 15, 2003.

   4. Form of Fund Participation Agreement, as amended, between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust dated May 1, 2003 incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   5. Form of Fund Participation Agreement, as amended, between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   6. Fund Participation Agreement, asbetween Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and First-Great West Life & Annuity Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   7. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Nationwide Financial Services, Inc. (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   8. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and New York Life Insurance and Annuity Corporation (LVIP Baron Growth Opportunities Fund)incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   9. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors and RiverSource Life Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   10. Fund Participation Agreement dated June 5, 2007 between Lincoln
     Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Standard Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   11. Form of Administration Agreement, as amended, between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   12. Expense Limitation Agreement dated April 30, 2007 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   13. Expense Limitation Agreement (Shell Funds) dated April 30, 2007 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   14. Expense Limitation Agreement (LVIP Baron Growth Opportunities Fund) dated June 5, 2007 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   15. Form of Expense Limitation Agreement (LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund, LVIP Delaware Foundation Aggressive Allocation Fund) filed herein as
     Exhibit 23(h)(15).

(i) (1) Form of Opinion of Counsel incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.


                                      B-3

   (2) Form of Opinion of Counsel incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(j) N/A

(k) N/A

(l) N/A

(m) 1. Form of Service Class Distribution and Service Plan incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     2. Form of Distribution Services Agreement (LVIP & LFD) filed herein as
Exhibit 23(m)(2).

   3. Form of Distribution Services Agreement (insurance company) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   4. Distribution Services Agreement (broker-dealer) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(n) Form of Multiple Class Plan incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(o) N/A

(p) 1. Code of Ethics for Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation dated November 12, 2007 incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   2. Code of Ethics for BAMCO, Inc. dated October 12, 2005 (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 33-70742) filed on April 17, 2007.

   3. Code of Ethics for Cohen & Steers dated October 7, 2007 (LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   4. Code of Ethics for Columbia Management Advisors, LLC dated July 1, 2007 (LVIP Columbia Value Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   5. Code of Ethics for Delaware Investments (LVIP Delaware Bond, LVIP Delaware Growth and Income, LVIP Delaware Managed, LVIP Money Market, LVIP Delaware Social Awareness, and LVIP Delaware Special Opportunities Funds, LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund, LVIP Delaware Foundation Agressive Allocation Fund) filed herein as Exhibit 23(p)(5).

   6. Code of Ethics for Janus Capital Group dated December 14, 2007 (LVIP Janus Capital Appreciated Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   7. Code of Ethics for Marsico Capital Management, LLC dated July 12, 2007 (LVIP Marsico International Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   8. Code of Ethics for MFS Management dated January 1, 2007 (LVIP MFS Value
     Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   9. Code of Ethics for Mondrian Investment Partners Limited dated September 1, 2005 (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742)filed on April 5, 2006.

   10. Code of Ethics for Pyramis Global Advisors LLC (LVIP FI Equity-Income
     Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   11. Code of Ethics for SSgA Funds Management, Inc. dated October 2005 (LVIP SSgA S&P 500, LVIP SSgA Small-Cap, LVIP SSgA Bond, and LVIP SSgA International Index Funds, LVIP SSgA Large Cap 100, LVIP SSgA Small-Mid Cap 200, LVIP SSgA Developed International 150, and LVIP SSgA Emerging Markets 100 Funds) incorporated herein by reference to Post-Effective
Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   12. Code of Ethics for T. Rowe Price Group, Inc. dated March 1, 2008 (LVIP
     T. Rowe Price Structured Mid Cap Growth Fund, LVIP T. Rowe Price Growth Stock Fund) incorporated herein by referenced to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   13. Code of Ethics for Templeton Global Advisors Limited dated May 2006 (LVIP Templeton Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 33-70742) filed on April 17, 2007.

   14. Code of Ethics for Turner Investment Partners, Inc. dated February 1, 2005 (LVIP Turner Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-70742) filed on December 21, 2006.


                                      B-4

   15. Code of Ethics for UBS Global Asset Management dated September 6, 2004 (Global Asset Allocation Fund) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-70742) filed on April 15, 2005.

   16. Code of Ethics for Wilshire Associates Incorporated dated January 2005 (Aggressive Profile Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund, Wilshire 2010, 2020, 2030, 2040 Profile Funds) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-70742) filed on April 15, 2005.

   17. Code of Ethics for Lincoln Financial Distributors, Inc. effective August 2007 incorporated herein by reference to Post-Effective Amendment
No. 42 (File No. 33-70742) filed on April 18, 2008.

(q) Power of Attorney filed herein as Exhibit 23(q).

(r) Organizational Chart of Lincoln National Insurance Holding Company System incorporated incorporated herein by reference to Post-Effective Amendment No. 27 filed on Form N-4 (File No. 333-61554) filed on October 24, 2008.

Item 24. Persons Controlled by or Under Common Control with Registrant

   No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as Exhibit 23(r) to this Registration Statement.

Item 25. Indemnification

   As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 and pursuant to Article VI of the Trust's By-Laws [Exhibit 23(b) to the Registration Statement], officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

   The Registrant will purchase an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

   Section 9 of the Investment Management Agreement [(Exhibits (d)(1)(a) and
   (2)] to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (LIAC) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the agreement. Certain other agreements to which the Lincoln Variable Insurance Products Trust is a party also contain indemnification provisions.

   The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Adviser

   Information pertaining to any business and other connections of Registrant's investment adviser, Lincoln Investment Advisors Corporation
   (LIAC), is hereby incorporated by reference from the section captioned "Management of the Funds" in the General Prospectus Disclosure forming Part A of this Registration Statement, the section captioned "Investment Adviser and Sub-Advisers" in the Statement of Additional Information (SAI) Disclosure forming Part B of this Registration Statement, and Item 7 of
   Part II of Lincoln Investment Advisors Corporation's (LIAC's) Form ADV filed separately with the Securities and Exchange Commission. Information pertaining to any business and other connections of Registrant's sub-advisers, T. Rowe Price Associates, Inc. (T. Rowe Price), Mondrian Investment Partners Limited (Mondrian), Janus Capital Management LLC (Janus), Pyramis Global Advisors, LLC (Pyramis), UBS Global Asset Management (Americas) Inc. (UBS), BAMCO, Inc. (BAMCO), Cohen & Steers Capital Management, Inc. (Cohen & Steers), Wilshire Associates Incorporated (Wilshire), SSgA Funds Management, Inc. (SSgA),


                                      B-5

   Delaware Management Company (DMC), Wellington Management Company, LLP (Wellington), Columbia Management Advisors, LLC (Columbia), Marsico Capital Management, LLC (Marsico), Massachusetts Financial Services Company (MFS), Turner Investment Partners, Inc. (Turner), and Templeton Investment Counsel, LLC (Templeton) are incorporated by reference from the section captioned "Management of the Funds" of the General Prospectus Disclosure forming Part A of this Registration Statement and the section of the SAI Disclosure captioned "Investment Adviser and Sub-Advisers" forming Part B of this Registration Statement and Item 7 of Part II of the Form ADV of T. Rowe Price, Mondrian, Janus, Pyramis, UBS, Wilshire and SSgA filed separately with the Securities and Exchange Commission.

   The other businesses, profession, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of LIAC, T. Rowe Price, Mondrian, Janus, Pyramis, UBS, BAMCO, Cohen & Steers, Wilshire, SSgA, DMC, Wellington, Columbia, Marsico, MFS, Turner, and Templeton are hereby incorporated by reference respectively, from Schedules A and D of LIAC's Form ADV and from Schedules A and D of the Form ADV of T. Rowe Price, Mondrian, Janus, Pyramis, UBS, BAMCO, Cohen & Steers, Wilshire, SSgA, DMC, Wellington, Columbia, Marsico, MFS, Turner, and Templeton.

Item 27. Principal Underwriters

   (a) Lincoln Financial Distributors, Inc. (LFD) currently serves as
      Principal Underwriter for Lincoln Variable Insurance Products Trust. LFD also serves as the Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y.

     Lincoln Financial Distributors, Inc. also serves as Principal Underwriter for: Lincoln Life & Annuity Variable Annuity Account H; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------
Vacant*                    Chief Executive Officer, President and Director
David M. Kittredge*        Senior Vice President
Randal J. Freitag*         Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Karina Istvan**            Vice President and Director
James Ryan                 Vice President Director
Joel Schwartz              Director
Keith J. Ryan***           Vice President, Chief Financial Officer
Marilyn K. Ondecker***     Secretary

*
      Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
**
            Principal Business address is 350 Church Street, Hartford, CT 06103
***
      Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) n/a

Item 28. Location of Accounts and Records

   All accounts, books, and other documents required to be maintained by
   Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802; the investment adviser, Lincoln Investment Advisors Corporation, 1300 South Clinton Street, Fort Wayne, Indiana 46802; and sub-advisers T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202;


                                      B-6

   Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206; Pyramis Global Advisors, LLC, 82 Devonshire Street, Boston, Massachusetts 02109; UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois 60606; Mondrian Investment Partners Limited, 80 Cheapside, London, England EC2V6EE, BAMCO, Inc., 767 Fifth Avenue, New York, New York 10153; Cohen & Steers Capital Management, 280 Park Avenue, New York, New York 10017; Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401; SSGA Fund Management, Inc., One Lincoln Street, Boston, Massachusetts 02111; Columbia Management Advisors, LLC, 100 Federal Street, Boston, Massachusetts 02111; Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109; Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312; Marsico Capital Management, LLC 1200 17th Street, Suite 1600, Denver, Colorado 80202; Massachusetts Financial Services Company, 500Boylston Street, Boston, Massachusetts 02116; Templeton Investment Counsel, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394 and the Trust's custodian, Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258. Also, accounts, books, and other documents are maintained by Mellon Bank, N.A. (the Trust's accounting services provider), 135 Santilli Highway, Everett, Massachusetts 02149-1950; and Delaware Service Company, Inc. (the Trust's fund accounting and financial administration oversight provider), One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 29. Management Services
Not applicable.

Item 30. Undertakings
Not applicable.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 51 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 22nd day of December, 2008.

      LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
      By:   /s/ Daniel R. Hayes
            ------------------------------------
            Daniel R. Hayes
            President

                                      B-7

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on December 22, 2008.

Signature                              Title

/s/ Daniel R. Hayes                    President and Trustee
------------------------------         (Principal Executive Officer)
Daniel R. Hayes


* /s/ Kelly D. Clevenger               Chairman of the Board and Trustee
------------------------------
Daniel R. Hayes

* /s/ William P. Flory, Jr.            Chief Accounting Officer
------------------------------         (Principal Accounting Officer and Principal Financial Officer)
William P. Flory, Jr.

*/s/ Michael D. Coughlin               Trustee
------------------------------
Michael D. Coughlin

*/s/ Nancy J. Frisby                   Trustee
------------------------------
Nancy J. Frisby

*/s/ Elizabeth S. Hager                Trustee
------------------------------
Elizabeth S. Hager

*/s/ Gary D. Lemon                     Trustee
------------------------------
Gary D. Lemon

*/s/ Thomas D. Rath                    Trustee
------------------------------
Thomas D. Rath

*/s/ Kenneth G. Stella                 Trustee
------------------------------
Kenneth G. Stella

*/s/ David H. Windley                  Trustee
------------------------------
David H. Windley

*By: /s/ Cynthia A. Rose               Attorney-in-Fact
 ---------------------------
  Cynthia A. Rose

  Exhibit
  Index
------------

23(d)(1)(g)    Form of Advisory Fee Waiver Agreement

 23(d)(8)      Form of Sub-Advisory Agreement (Delaware)

 23(h)(15)     Form of Expense Limitation Agreement

 23(m)(2)      Form of Distribution Services Agreement (LVIP & LFD)

 23(p)(5)      Code of Ethics (Delaware)

   23(q)       Power of Attorney